UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04209

MONY Series Fund, Inc.

1740 Broadway

New York, NY 10019

(Address of Principal Executive Offices)

MONY Life Insurance Company

1740 Broadway

New York, NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number including area code: (800) 487-6669

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

MONY SERIES FUND, INC.

Equity Income Portfolio

Boston Advisors, Inc.

Boston, Massachusetts

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

Boston Advisors, Inc. (“Boston Advisors”) is subadviser to the Equity Income Portfolio. MONY Capital manages approximately $4.1 billion for institutional clients, and its normal investment minimum is $5 million.

Investment Objective

The objective of the Equity Income Portfolio is capital appreciation combined with a high level of current income.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 8.41%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%.

How would you describe the investment environment during the period?

The investment environment during the six-month period was lackluster. After a promising start, stocks floundered as investor enthusiasm for buying stocks quickly gave way to indecision. The desire to own stocks was neutralized by the prospect of the Fed raising interest rates, by the high price of crude oil, and by the uncertainty regarding the involvement in Iraq. However, half-way through the period, stocks stabilized and, by the end of the period, had rallied to finish slightly ahead of where they began. Ironically, the market’s inability to advance meaningfully occurred against a backdrop of solid economic and corporate profit news.

What strategies affected Portfolio performance during this period?

Boston Advisors’ strategy of investing in stocks with dividend yields higher than that of the S&P 500 Index positively affected performance during the period. According to Standard & Poor’s, dividend paying stocks in the S&P 500 Index were up more than 6% on average, compared to a little more than 3% for nonpayers.

The Portfolio’s adherence to its value investment strategy also helped performance. The Portfolio’s stock selection parameters typically result in the construction of a portfolio that has a value bias and, as mentioned, value stocks generally outperformed growth stocks during the period. Indeed, the Portfolio’s performance relative to more growth-oriented benchmarks, such as the S&P 500 Index, reflected its value orientation. Although value outperformed growth for the full period, there was a shift in leadership from value to growth occurring between the first and second quarters.

Boston Advisors’ investment strategy endeavored to identify companies likely to show earnings improvement amid low investor expectations. During the six-month period, a number of companies in the Portfolio reported earnings and made forecasts that positively surprised investors.

Identifying companies likely to post a positive earnings surprise or experience some other positive near-term catalyst is a strategy that helps minimize one of the biggest risks facing value investors — that of falling into a value trap. Without a catalyst, shareholder value is likely to deteriorate over time, increasing the risk that the company will be unable to support its dividend, let alone increase it, in the future. Boston Advisors thinks avoiding value traps also positively impacted performance during the period.

1

What changes were made to the Portfolio over this period?

During the period the Portfolio’s exposure to the auto and auto parts sector increased. Boston Advisors’ decision was corroborated later in the period by positive earnings announcements and upbeat forecasts from companies in the sector. Toward the end of the period, the Portfolio’s exposure to the consumer staples sector was increased, based on a belief that market leadership is rotating back to the shares of market defensive/non-cyclical companies. Earnings momentum appears to be moderating and the Fed is likely to engage in a series of interest rate hikes; these developments typically are catalysts for a shift in leadership from the stocks of companies whose profits are more economically leveraged to those that are less so, especially after a period of rapid economic acceleration. This rationale was also behind a reduction in the Portfolio’s exposure to basic materials stocks. Finally, within financial services, the Portfolio reduced its exposure to banks and increased its property and casualty and life insurance company exposure.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

2

MONY SERIES FUND, INC.

Equity Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

Domestic Common Stocks — 83.42%	Number of Shares or Principal Amount	Value

Aerospace — 1.17%
Goodrich Corporation	4,400	$142,252

Automotive — 3.10%
Cummins Inc.	1,200	75,000
Ford Motor Company	9,500	148,675
General Motors Corporation	3,250	151,418

		375,093

Banking — 6.22%
Bank One Corporation	2,500	127,500
Independence Community Bank Corporation	4,000	145,600
J. P. Morgan Chase & Company	1,400	54,278
KeyCorp	5,600	167,384
U.S. Bancorp	4,200	115,752
Wells Fargo & Company	2,500	143,075

		753,589

Building & Construction — 1.06%
Vulcan Materials Company	2,700	128,385

Chemicals — 3.83%
Eastman Chemical Company	4,100	189,543
Monsanto Company	4,800	184,800
RPM International Inc.	5,900	89,680

		464,023

Computer Services — 1.06%
Electronic Data Systems Corporation	6,700	128,305

Conglomerates — 1.67%
Textron Inc.	3,400	201,790

Consumer Durables — 0.91%
Dana Corporation	5,600	109,760

Consumer Products — 3.77%
Briggs & Stratton Corporation	2,100	185,535
Kimberly-Clark Corporation	1,800	118,584
Procter & Gamble Company	2,800	152,432

		456,551

Crude & Petroleum — 2.24%
ChevronTexaco Corporation	2,200	207,042
Unocal Corporation	1,700	64,600

		271,642

Electrical Equipment — 0.48%
General Electric Company	1,800	58,320

Electronics — 1.27%
Rockwell Automation Inc.	4,100	153,791

Energy — 3.91%
Energen Corporation	4,100	196,759
TXU Corporation	3,197	129,510
Xcel Energy Inc.	8,800	147,048

		473,317

Entertainment & Leisure — 1.56%
Harrah’s Entertainment Inc.	3,500	189,350

Finance — 1.63%
Friedman Billings Ramsey Group	5,000	98,950
MBNA Corporation	3,800	98,002

		196,952

Food, Beverages & Tobacco — 5.54%
Albertson’s Inc.	3,500	92,890
Archer-Daniels-Midland Company	4,200	70,476
Coca-Cola Company	1,800	90,864

	Number of Shares or Principal Amount	Value

J.M. Smucker Company	2,100	$96,411
Kellogg Company	1,400	58,590
Sara Lee Corporation	5,000	114,950
SUPERVALU Inc.	4,800	146,928

		671,109

Hotels & Restaurants — 2.74%
Mandalay Resort Group	2,100	144,144
McDonald’s Corporation	2,200	57,200
Starwood Hotels & Resorts Worldwide Inc.	2,900	130,065

		331,409

Insurance — 1.20%
Aon Corporation	5,100	145,197

Manufacturing — 3.48%
Eaton Corporation	2,700	174,798
Stanley Works	5,400	246,132

		420,930

Misc. Financial Services — 4.05%
Citigroup Inc.	3,850	179,025
Fannie Mae	2,000	142,720
Morgan Stanley Dean Witter & Company	3,200	168,864

		490,609

Multi-Line Insurance — 1.68%
Lincoln National Corporation	4,300	203,175

Oil Services — 7.94%
ConocoPhillips	2,700	205,983
Kerr-McGee Corporation	3,500	188,195
Marathon Oil Corporation	4,800	181,632
Occidental Petroleum Corporation	4,500	217,845
Sunoco Inc.	2,650	168,593

		962,248

Paper & Forest Products — 1.01%
Georgia-Pacific Group	3,300	122,034

Paper Products — 1.03%
Boise Cascade Corporation	3,300	124,212

Pharmaceuticals — 4.05%
Bristol Myers Squibb Company	4,000	98,000
Johnson & Johnson	2,100	116,970
Merck & Company Inc.	2,200	104,500
Pfizer Inc.	5,000	171,400

		490,870

Property-Casualty Insurance — 2.56%
Allstate Corporation	3,100	144,305
St. Paul Companies Inc.	4,100	166,214

		310,519

Real Estate — 2.49%
General Growth Properties Inc.	5,400	159,678
Trizec Properties Inc.	8,700	141,462

		301,140

Retail — 3.75%
J. C. Penney Company, Inc.	2,500	94,400
Limited Brands	10,600	198,220
May Department Stores Company	5,900	162,191

		454,811

Savings and Loan — 1.26%
New York Community Bancorp Inc.	5,800	113,854
Washington Mutual Inc.	1,000	38,640

		152,494

3

MONY SERIES FUND, INC.

Equity Income Portfolio — (Continued)

Portfolio of Investments (Unaudited)

June 30, 2004

	Number of Shares or Principal Amount	Value

Telecommunications — 1.21%
Sprint Corporation	8,300	$146,080

		146,080

Transportation — 1.64%
GATX Corporation	7,300	198,560

Utilities — 3.59%
Alliant Energy Corporation	6,200	161,696
Edison International	5,800	148,306
Weststar Energy Inc.	6,300	125,433

		435,435

Total Domestic Common Stocks
(Identified cost $8,662,337)		10,063,952

Foreign Stocks — 15.06%

Automotive — 2.60%
Autoliv Inc.	4,400	185,680
Volvo Aktiebolaget (ADR)	3,700	129,541

		315,221

Banking — 1.22%
Bank of Montreal	3,700	148,111

Business Services — 1.77%
Reuters Group (ADR)	5,250	213,885

Crude & Petroleum — 1.11%
BP (ADR)	2,500	133,925

Food, Beverages & Tobacco — 1.36%
Cadbury Schweppes (ADR)	4,700	164,876

	Number of Shares or Principal Amount	Value

Insurance — 1.33%
ACE Ltd.	3,800	$160,664

Multi-Line Insurance — 1.95%
Partnerre Ltd.	1,300	73,749
Sun Life Financial Inc.	5,600	162,064

		235,813

Pharmaceuticals — 1.09%
GlaxoSmithKline (ADR)	3,200	132,672

Telecommunications — 0.80%
Cable & Wireless (ADR)	8,200	58,138
Telecom Corporation of New Zealand Ltd. (ADR)	1,300	38,740

		96,878

Transportation — 0.93%
Teekay Shipping Corporation	3,000	112,140

Wireless Communications — 0.90%
Nokia Corporation (Class A) (ADR)	7,500	109,050

Total Foreign Stocks
(Identified cost $1,542,852)		1,823,235

Total Investments
(Identified cost $10,205,189)		$11,887,187

Other Assets Less Liabilities — 1.84%		223,387

Net Assets — 100%		$12,110,574

(ADR) American Depository Receipt.

See notes to financial statements.

4

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$11,887,187
Receivable for investments sold	113,280
Investment income receivable	24,761
Cash	134,834
Other assets	1,271

Total assets	12,161,333

Liabilities:
Payable for fund shares redeemed	1,492
Payable for investments purchased	36,649
Investment advisory fees payable	4,885
Administration fees payable	2,041
Accrued expenses and other liabilities	5,692

Total liabilities	50,759

Net assets	$12,110,574

Analysis of net assets:
Paid-in capital	$9,352,633
Undistributed (accumulated) net investment income (loss)	308,979
Undistributed (accumulated) net realized gain (loss)	766,952
Unrealized appreciation (depreciation)	1,682,010

Net assets	$12,110,574

Fund shares outstanding	716,836

Net asset value per share	$16.89

Investments at cost	$10,205,189

See notes to financial statements.

5

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $3,024)	$157,163

Total investment income	157,163

Expenses:
Investment advisory fees	29,281
Transfer agent fees	232
Custodian and fund accounting fees	6,077
Reports to shareholders	6,338
Administration fees	12,483
Directors’ fees	962
Audit fees	1,189
Other expenses	1,270

Total expenses	57,832

Expenses reduced by expense offset arrangements	(295)

Total expenses, net of expense offset arrangements	57,537

Net investment income (loss)	99,626

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	841,382
Net realized gain (loss) on foreign currency transactions	20
Net change in unrealized gain (loss) on investments	9,261

Net realized and unrealized gain (loss)	850,663

Net increase (decrease) in net assets resulting from operations	$950,289

See notes to financial statements.

6

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$99,626	$211,298
Net realized gain (loss)	841,402	121,321
Net change in unrealized gain (loss)	9,261	2,198,954

Increase (decrease) in net assets resulting from Operations	950,289	2,531,573

Distributions to shareholders from:
Net investment income	—	(184,636)
Net realized gains on investments	—	—

Total distributions to shareholders	—	(184,636)

From capital share transactions:
Shares sold	151,950	226,354
Reinvestment of distributions	—	184,636
Shares redeemed	(298,184)	(1,271,557)

Total increase (decrease) in net assets resulting from capital share transactions	(146,234)	(860,567)

Total increase (decrease) in net assets	804,055	1,486,370
Net assets:
Beginning of period	11,306,519	9,820,149

End of period	$12,110,574	$11,306,519

Capital share activity:
Shares issued	9,238	16,745
Shares issued in reinvestment of distributions	—	13,707
Shares redeemed	(18,205)	(94,861)

Net increase (decrease)	(8,967)	(64,409)

Undistributed net investment income	$308,979	$213,977

See notes to financial statements.

7

MONY SERIES FUND, INC.

Equity Income Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$15.58		$12.43	$16.36	$20.78	$23.42	$25.95

Income from investment operations:
Net investment income (loss)(a)	0.14		0.28	0.23	0.27	0.32	0.38
Net realized and unrealized gain (loss) on investments	1.17		3.13	(2.36)	(2.44)	0.68	1.90

Total from investment operations	1.31		3.41	(2.13)	(2.17)	1.00	2.28

Less dividends and distributions:
Dividends from net investment income	—		(0.26)	(0.29)	(0.33)	(0.39)	(0.51)
Distributions from net capital gains	—		—	(1.51)	(1.92)	(3.25)	(4.30)

Total distributions	—		(0.26)	(1.80)	(2.25)	(3.64)	(4.81)

Net asset value, end of period	$16.89		$15.58	$12.43	$16.36	$20.78	$23.42

Total return	8.41	%(c)	27.72%	(15.14)%	(10.97)%	6.07%	8.04%
Net assets, end of period (in thousands)	$12,111		$11,307	$9,820	$12,971	$16,993	$18,460
Ratio of expenses (excluding expense offset arrangements) to average net assets	0.99	%(b)	0.84%	0.73%	0.71%	0.73%	0.70%
Ratio of expenses to average net assets	0.98	%(b)	0.81%	0.67%	0.71%	0.72%	0.70%
Ratio of net investment income (loss) to average net assets	1.70	%(b)	2.12%	1.63%	1.56%	1.58%	1.57%
Portfolio turnover rate	35%		100%	41%	36%	31%	27%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

8

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Equity Income Portfolio (the “Portfolio”) is a component portfolio of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Stocks traded on national securities exchanges are valued at their last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income is recognized on the ex-dividend date.

9

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement between MONY America and Boston Advisors, Inc. (“Boston Advisors”), Boston Advisors, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to Boston Advisors related to the Portfolio of $8,784.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio, subject to an annual minimum fee of $25,000.

MONY America has voluntarily agreed to limit the Portfolio’s expenses to an annual expense ratio of 1.05%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
Common Stock	$4,092,316	$4,450,382

10

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for foreign currency transactions, distributions from real estate investment trusts, capital loss carryforwards utilized and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,205,189	$1,886,743	$204,745	$1,681,998

7.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

11

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement between MONY America and Boston Advisors, Inc. (“Boston Advisors”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with Boston Advisors and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	790,525.252
Votes Against	1,271.940
Votes Abstained	82,286.139
Votes Withheld	567,130.669

To approve the new Services Agreement

Votes For	790,525.252
Votes Against	1,271.940
Votes Abstained	82,286.139
Votes Withheld	567,130.669

To approve the new Investment Sub-Advisory Agreement

Votes For	788,125.319
Votes Against	3,671.873
Votes Abstained	82,286.139
Votes Withheld	567,130.669

To approve the Agreement and Plan of Conversion and Termination

Votes For	779,990.146
Votes Against	3,671.873
Votes Abstained	90,421.312
Votes Withheld	567,130.669

12

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

13

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

14

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

15

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

16

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

17

MONY SERIES FUND, INC.

Equity Growth Portfolio

Boston Advisors, Inc.

Boston, Massachusetts

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

Boston Advisors, Inc. (“Boston Advisors”) is subadviser to the Equity Growth Portfolio. Boston Advisors is a member of The MONY Group Inc. and manages approximately $4.1 billion for institutional clients. Its normal investment minimum is $5 million.

Investment Objective

The objective of the Equity Growth Portfolio is capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 7.14%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%.

How would you describe the investment environment during the period?

The environment during the first six months was challenging. After a strong start to the year, equities stumbled in the first quarter, as job gains remained elusive, oil prices soared, and terrorism fears mounted. During the first quarter there was a shift away from aggressive stocks and into more stable names. Consumer staples was the best performing sector. The correction that took hold of equities in March, following two consecutive disappointing employment reports, carried into the second quarter, pushing the S&P 500 Index into negative territory for the year by the end of April.

The basic materials, technology, and financial sectors were hit especially hard in March and April, as concerns mounted about slowing growth in China, which has been a huge consumer of metals, in particular. Also, the anticipated upturn in job creation finally arrived in powerful fashion, convincing investors that the Fed would raise short-term rates in June. However, with a 0.25% hike in the federal funds rate discounted, stocks rebounded in May and June on the heels of strong earnings reports.

Helped by the emergence of corporate pricing power, operating earnings at S&P 500 Index companies advanced approximately 26% in the first quarter compared to the year ago level, considerably better than original expectations. In the face of a sharp jump in Treasury yields driven by a string of positive economic reports, particularly on the employment front, earnings optimism enabled investors to shrug off higher inflation numbers and escalating turmoil in Iraq. With more evidence of economic momentum, cyclical shares in the basic materials and industrial sectors reasserted themselves in the second quarter. High oil prices and low inventories of crude and natural gas helped the energy sector sustain leadership throughout the six months while financial stocks, with the largest weight in the index, lost ground. Overall, for the first six months the S&P 500 Index managed a gain of 3.44%, but made only marginal progress since the end of February as investors seemed unwilling to make significant commitments to equities despite positive economic and profit news.

What strategies affected Portfolio performance during this period?

Boston Advisors’ disciplined approach to screening the growth stock universe was the most important factor affecting performance during the period. This process led Boston Advisors to a number of companies in sectors benefiting from the economy’s advance, as well as a few defensive investments. The process also alerted Boston Advisors to potential emerging weakness in certain areas, enabling them to make allocation adjustments at both the sector and industry level. By responding quickly to changes signaled by Boston Advisors’ process, the Portfolio was able to capture some gains at the margin and sidestep a few trouble spots.

1

What changes were made to the Portfolio over this period?

Based on a belief that investor concerns about a tapped-out consumer and a reluctance of businesses to hire were misplaced, Boston Advisors increased holdings in the consumer discretionary sector. Boston Advisors added selectively to holdings in niche apparel retailers and positions in the gaming industry. The latter worked out better than expected with merger announcements driving both MGM and Mandalay Bay sharply higher by the second quarter. Boston Advisors also increased the Portfolio’s weighting in the consumer staples sector, as their work uncovered several attractive opportunities, primarily in the agricultural area and added further to positions in that sector in the June quarter.

In the second quarter Boston Advisors also increased the Portfolio’s weighting in the energy and industrial sectors. Earnings estimates and expectations for the energy sector have consistently been low, with many forecasts predicated on crude oil trading at substantially lower levels. Boston Advisors felt that the likelihood of positive momentum continuing was high, given still low inventories, strong demand, and the terrorism premium.

Boston Advisors reduced the Portfolio’s exposure to the technology sector throughout the six-months based on what they believe to be poor valuations and peaking earnings momentum. Boston Advisors’ discipline led them to modestly increase the Portfolio’s weighting in the financial sector during the period. However, the composition of the sector allocation changed, with less emphasis on banking and capital markets and greater emphasis in the insurance area.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

2

MONY SERIES FUND, INC.

Equity Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

Domestic Common Stocks — 95.04%	Number of Shares or Principal Amount	Value

Aerospace — 1.35%
L-3 Communications Holdings Inc.	300	$20,040

Apparel & Textiles — 0.97%
American Eagle Outfitters Inc. (a)	500	14,455

Automotive — 0.50%
Lear Corporation	125	7,374

Banking — 1.05%
Investors Financial Services Corporation	200	8,716
U.S. Bancorp	250	6,890

		15,606

Biotechnology — 1.33%
Invitrogen Corporation (a)	275	19,797

Building & Construction — 2.25%
D.R. Horton Inc.	512	14,541
Florida Rock Industries Inc.	450	18,976

		33,517

Business Services — 0.73%
Xerox Corporation	750	10,875

Chemicals — 1.70%
Church & Dwight Company Inc.	150	6,867
Eastman Chemical Company	400	18,492

		25,359

Computer Hardware — 2.77%
Cisco Systems Inc. (a)	650	15,405
Hewlett-Packard Company	400	8,440
NCR Corporation (a)	350	17,357

		41,202

Computer Services — 2.50%
Checkfree Corporation (a)	450	13,500
Computer Sciences Corporation (a)	175	8,125
Fiserv Inc. (a)	400	15,556

		37,181

Computer Software — 0.48%
Activision Inc. (a)	450	7,155

Conglomerates — 1.20%
Textron Inc.	300	17,805

Construction — 0.92%
Centex Corporation	300	13,725

Consumer Products — 1.48%
Gillette Company	200	8,480
Procter & Gamble Company	250	13,610

		22,090

Crude & Petroleum — 1.70%
Burlington Resources Inc.	700	25,326

Drugs & Medical Products — 1.22%
Becton, Dickinson & Company	350	18,130

Electrical Equipment — 1.01%
Thomas & Betts Corporation (a)	550	14,977

Electronics — 1.18%
Engineered Support Systems Inc.	300	17,553

Energy — 2.16%
Energen Corporation	125	5,999
TECO Energy Inc.	1,000	11,990
TXU Corporation	350	14,178

		32,167

	Number of Shares or Principal Amount	Value

Finance — 4.24%
CIT Group Inc.	475	$18,188
E* Trade Group Inc. (a)	1,175	13,101
Friedman Billings Ramsey Group	350	6,926
Goldman Sachs Group Inc.	100	9,416
MBNA Corporation	600	15,474

		63,105

Food, Beverages & Tobacco — 6.60%
Archer-Daniels-Midland Company	1,025	17,200
Coca-Cola Enterprises Inc.	600	17,394
Corn Products International Inc.	450	20,947
Fortune Brands Inc.	200	15,086
Sysco Corporation	200	7,174
Tyson Foods Inc.	975	20,426

		98,227

Gaming — 1.04%
International Game Technology	400	15,440

Health Care — 1.70%
Bausch & Lomb Inc.	150	9,761
UnitedHealth Group Inc.	250	15,562

		25,323

Insurance — 2.15%
Progressive Corporation	200	17,060
Unitrin Inc.	350	14,910

		31,970

Manufacturing — 3.86%
Ball Corporation	225	16,211
Brinks Company	450	15,413
D&B Corporation (a)	225	12,130
Harman International Industries Inc.	150	13,650

		57,404

Media — 1.24%
Time Warner Inc. (a)	1,050	18,459

Medical Instruments — 4.20%
C.R. Bard Inc.	300	16,995
Stryker Corporation	350	19,250
Varian Medical Systems Inc. (a)	150	11,902
Waters Corporation (a)	300	14,334

		62,481

Medical Services — 3.31%
Davita Inc. (a)	450	13,874
Laboratory Corporation of America Holdings (a)	300	11,910
Quest Diagnostics Inc.	100	8,495
Renal Care Group Inc. (a)	450	14,908

		49,187

Metals & Mining — 1.39%
INCO Ltd. (a)	600	20,736

Misc. Financial Services — 3.41%
Countrywide Financial Corporation	289	20,302
Fannie Mae	200	14,272
Merrill Lynch & Company Inc.	300	16,194

		50,768

Multi-Line Insurance — 2.44%
American International Group Inc.	200	14,256
Hartford Financial Services Group Inc.	100	6,874
Prudential Financial Inc.	325	15,103

		36,233

3

MONY SERIES FUND, INC.

Equity Growth Portfolio — (Continued)

Portfolio of Investments (Unaudited)

June 30, 2004

	Number of Shares or Principal Amount	Value

Oil Services — 5.25%
Amerada Hess Corporation	250	$19,798
Apache Corporation	260	11,323
Patina Oil & Gas Corporation	950	28,376
XTO Energy Inc.	625	18,619

		78,116

Paper & Forest Products — 1.12%
Georgia-Pacific Group	450	16,641

Pharmaceuticals — 2.49%
Johnson & Johnson	150	8,355
Pfizer Inc.	600	20,568
Watson Pharmaceuticals Inc. (a)	300	8,070

		36,993

Property-Casualty Insurance — 2.16%
Philadelphia Consolidated Holding Corporation (a)	250	15,018
W.R. Berkley Corporation	400	17,180

		32,198

Real Estate — 1.56%
Cendant Corporation	950	23,256

Retail — 8.97%
AnnTaylor Stores Corporation	662	19,185
Barnes & Noble Inc.	400	13,592
Chico’s FAS Inc.	400	18,064
CVS Corporation	400	16,808
Dicks Sporting Goods Inc. (a)	500	16,675
Foot Locker Inc.	750	18,255
J. C. Penney Company, Inc.	225	8,496
Saks Inc. (a)	475	7,125
Urban Outfitters Inc. (a)	250	15,227

		133,427

Savings and Loan — 0.26%
New York Community Bancorp Inc.	200	3,926

Semiconductors — 0.79%
Fairchild Semiconductor International (Class A) (a)	275	4,502
Texas Instruments Inc.	300	7,254

		11,756

	Number of Shares or Principal Amount	Value

Technology — 0.53%
Microchip Technology Inc.	250	$7,885

Telecommunications — 1.47%
QUALCOMM Inc.	300	21,894

Transportation — 5.02%
GATX Corporation	550	14,960
J.B. Hunt Transport Services Inc.	650	25,077
Overseas Shipholding Group Inc.	400	17,652
Ryder System Inc.	425	17,030

		74,719

Utilities — 1.07%
Edison International	625	15,981

Wireless Communications — 2.27%
Motorola Inc.	825	15,056
Nextel Communications Inc. (Class A) (a)	700	18,662

		33,718

Total Domestic Common Stocks
(Identified cost $1,239,468)		1,414,177

Foreign Stocks — 2.64%

Business Services — 0.89%
Reuters Group (ADR)	325	13,241

Manufacturing — 0.56%
Tyco International Ltd.	250	8,285

Telecommunications — 1.19%
Cable & Wireless (ADR)	2,500	17,725

Total Foreign Stocks
(Identified cost $39,495)		39,251

Total Investments
(Identified cost $1,278,963)		$1,453,428

Other Assets Less Liabilities — 2.32%		34,473

Net Assets — 100%		$1,487,901

(a)  Non-income producing security.

(ADR) American Depository Receipt.

See notes to financial statements.

4

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$1,453,428
Receivable for investments sold	25,181
Investment income receivable	1,166
Due from investment adviser	2,159
Cash	30,876
Other assets	66

Total assets	1,512,876

Liabilities:
Payable for fund shares redeemed	1,291
Payable for investments purchased	18,484
Investment advisory fees payable	596
Administration fees payable	2,041
Accrued expenses and other liabilities	2,563

Total liabilities	24,975

Net assets	$1,487,901

Analysis of net assets:
Paid-in capital	$1,408,645
Undistributed (accumulated) net investment income (loss)	5,591
Undistributed (accumulated) net realized gain (loss)	(100,800)
Unrealized appreciation (depreciation)	174,465

Net assets	$1,487,901

Fund shares outstanding	85,503

Net asset value per share	$17.40

Investments at cost	$1,278,963

See notes to financial statements.

5

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Dividends	$7,106

Total investment income	7,106

Expenses:
Investment advisory fees	3,492
Transfer agent fees	27
Custodian and fund accounting fees	6,715
Administration fees	12,483
Other expenses	694

Total expenses	23,411

Expense reimbursement	(15,277)
Expenses reduced by expense offset arrangements	(100)

Total expenses, net of reimbursement and expense offset arrangements	8,034

Net investment income (loss)	(928)

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	82,644
Net change in unrealized gain (loss) on investments	16,170

Net realized and unrealized gain (loss)	98,814

Net increase (decrease) in net assets resulting from operations	$97,886

See notes to financial statements.

6

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(928)	$6,519
Net realized gain (loss)	82,644	(73,962)
Net change in unrealized gain (loss)	16,170	419,349

Increase (decrease) in net assets resulting from operations	97,886	351,906

Distributions to shareholders from:
Net investment income	—	(4,341)
Net realized gains on investments	—	—

Total distributions to shareholders	—	(4,341)

From capital share transactions:
Shares sold	82,788	37,699
Reinvestment of distributions	—	4,341
Shares redeemed	(98,722)	(154,149)

Total increase (decrease) in net assets resulting from capital share transactions	(15,934)	(112,109)

Total increase (decrease) in net assets	81,952	235,456
Net assets:
Beginning of period	1,405,949	1,170,493

End of period	$1,487,901	$1,405,949

Capital share activity:
Shares issued	4,918	2,733
Shares issued in reinvestment of distributions	—	298
Shares redeemed	(5,983)	(10,991)

Net increase (decrease)	(1,065)	(7,960)

Undistributed net investment income	$5,591	$6,519

See notes to financial statements.

7

MONY SERIES FUND, INC.

Equity Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$16.24		$12.38	$16.10	$35.12	$48.65	$38.20

Income from investment operations:
Net investment income (loss) (a)	(0.01)		0.07	0.04	0.09	(0.04)	(0.20)
Net realized and unrealized gain (loss) on investments	1.17		3.84	(3.67)	(5.44)	(3.03)	14.05

Total from investment operations	1.16		3.91	(3.63)	(5.35)	(3.07)	13.85

Less dividends and distributions:
Dividends from net investment income	—		(0.05)	(0.09)	—	—	—
Distributions from net capital gains	—		—	—	(13.67)	(10.46)	(3.40)

Total distributions	—		(0.05)	(0.09)	(13.67)	(10.46)	(3.40)

Net asset value, end of period	$17.40		$16.24	$12.38	$16.10	$35.12	$48.65

Total return	7.14	%(c)	31.63%	(22.67)%	(19.29)%	(8.46)%	37.98%
Net assets, end of period (in thousands)	$1,488		$1,406	$1,170	$1,691	$2,599	$3,362
Ratio of expenses to average net assets (excluding expense offset arrangements) average net assets	1.16	%(b)	1.21%	1.34%	1.15%	1.40%	1.49%
Ratio of expenses to average net assets	1.15	%(b)	1.15%	1.15%	1.15%	1.37%	1.46%
Ratio of expenses (excluding expense reimbursement and expense offset arrangements) to average net assets	3.35	%(b)	2.51%	1.35%	1.32%	1.40%	1.49%
Ratio of net investment income (loss) to average net assets	(0.13	)%(b)	0.52%	0.30%	0.48%	(0.10)%	(0.49)%
Portfolio turnover rate	71%		98%	46%	54%	41%	31%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

8

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Equity Growth Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Stocks traded on national securities exchanges are valued at their last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income is recognized on the ex-dividend date.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

9

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and Boston Advisors, Inc. (“Boston Advisors”), Boston Advisors, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to Boston Advisors related to the Portfolio of $1,048.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio, subject to an annual minimum fee of $25,000.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2005 to an annual expense ratio of 1.15%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
Common Stock	$992,326	$984,463

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for losses deferred due to wash sales and capital loss carryforwards utilized.

10

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,278,963	$202,183	$27,718	$174,465

7.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

11

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement between MONY America and Boston Advisors, Inc. (“Boston Advisors”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with Boston Advisors and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	89,864.161
Votes Against	575.668
Votes Abstained	11,594.643
Votes Withheld	68,545.528

To approve the new Services Agreement

Votes For	89,864.161
Votes Against	575.668
Votes Abstained	11,594.643
Votes Withheld	68,545.528

To approve the new Investment Sub-Advisory Agreement

Votes For	89,864.161
Votes Against	575.668
Votes Abstained	11,594.643
Votes Withheld	68,545.528

To approve the Agreement and Plan of Conversion and Termination

Votes For	89,864.161
Votes Against	575.668
Votes Abstained	11,594.643
Votes Withheld	68,545.528

12

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004).

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

13

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

14

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From July 1999 to present, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from February 2001 to May 2003, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

15

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

16

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

17

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

MONY Capital Management, Inc.

New York, New York

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

MONY Capital Management, Inc. (“MONY Capital”) is subadviser to the Intermediate Term Bond Portfolio. MONY Capital manages approximately $12.9 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The objective of the Intermediate Term Bond Portfolio is maximum income and capital appreciation through the investment in intermediate-maturity debt obligations.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned -0.35%. The Portfolio underperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Index, which returned -0.10%.

How would you describe the investment environment during the period?

The bond market posted mixed results during the first half of the year, as rates increased throughout the period in response to a strengthening economy and heightened inflationary concerns. The Fed raised rates by 0.25% in June, the first increase in four years. The yield curve flattened and the shorter-maturity rates rose relative to the long end of the Treasury curve.

The mortgage-backed sector was the best performer during the period, and along with the asset-backed sector, posted positive returns. U.S. agencies and corporates lagged. Corporate risk premiums increased only marginally, as credit fundamentals remained relatively healthy. Corporate new issuance was down compared to this same period last year, providing a good technical backdrop to the market.

What strategies affected Portfolio performance during this period?

The Portfolio maintained a relatively conservative short duration posture, which meant that it was positioned to have reduced price sensitivity to overall movements in interest rates. By emphasizing higher-quality issues, the Portfolio maintained a relatively shorter spread duration than the index. The Portfolio maintained a credit barbell; with weaker credits in front of the curve and better quality names farther out into the maturity spectrum.

What changes were made to the Portfolio over this period?

The Portfolio increased its exposure to corporate bonds, extended across the yield curve, and maintained a duration somewhat shorter than the index. MONY Capital strategically added exposure to higher-yielding sectors with attractively priced “new issues.” The Portfolio extended across the maturity spectrum to capture higher yields, given the still steep U.S. Treasury yield curve. The breakdown by sectors has the Portfolio with approximately one-half of the assets in Corporates, one-quarter in U.S. Treasuries and one-quarter in Agencies and Asset-Backed securities combined. The average Moody’s rating on the bonds in the Portfolio is Aa3, reflecting the emphasis on higher-quality debt issuers.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

1

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

U.S. Treasury Obligations — 28.47%	Number of Shares or Principal Amount	Value

U. S. Treasury Bonds — 1.04%
8.75% due 08/15/20 (o)	$500,000	$692,715

U. S. Treasury Notes — 27.43%
6.50% due 10/15/06	1,500,000	1,619,708
4.375% due 05/15/07 (o)	1,000,000	1,033,907
3.25% due 08/15/07 (o)	2,500,000	2,503,027
3.00% due 11/15/07 (o)	500,000	495,430
6.00% due 08/15/09 (o)	1,500,000	1,648,770
6.50% due 02/15/10	7,500,000	8,453,325
5.00% due 02/15/11 (o)	1,000,000	1,047,032
3.625% due 05/15/13 (o)	1,500,000	1,404,728

		18,205,927

Total U. S. Treasury Obligations
(Identified cost $18,438,893)		18,898,642

Agency Obligations — 14.66%

Fannie Mae — 6.19%
4.45% due 11/08/06	1,000,000	1,008,409
3.50% due 01/28/08	1,000,000	986,635
3.25% due 02/15/09 (o)	500,000	482,237
6.625% due 11/15/10 (o)	500,000	555,878
6.00% due 05/15/11 (o)	1,000,000	1,075,193

		4,108,352

Freddie Mac — 8.47%
5.50% due 07/15/06	500,000	523,493
4.50% due 07/23/07	1,000,000	1,001,476
3.25% due 03/14/08	1,000,000	977,854
6.00% due 06/15/11	1,000,000	1,075,288
5.50% due 09/15/11	1,000,000	1,043,939
5.125% due 08/20/12	1,000,000	1,001,964

		5,624,014

Total Agency Obligations
(Identified cost $9,657,159)		9,732,366

Corporate Bonds — 43.67%

Financial Institutions — 21.24%
Bank of America Corporation 4.375% due 12/01/10	1,000,000	976,001
Bear Stearns Companies Inc. 3.25% due 03/25/09	1,000,000	946,774
Chase Manhattan Corporation Capital, 1.804% due 08/02/04	1,000,000	965,980
Citigroup Inc. 6.00% due 02/21/12	1,000,000	1,061,887
Countrywide Funding Corporation 5.50% due 02/01/07	1,000,000	1,045,208
Ford Motor Credit Company 6.875% due 02/01/06	1,000,000	1,049,288
General Electric Capital Corporation, 4.625% due 09/15/09	1,000,000	1,011,809
General Motors Acceptance Corporation, 3.34% due 09/07/04 (v)	1,000,000	1,009,748
General Motors Acceptance Corporation, 5.25% due 05/16/05	1,000,000	1,022,608

	Number of Shares or Principal Amount	Value

Household Finance Corporation 5.75% due 01/30/07	$1,000,000	$1,051,122
Lehman Brothers Holdings Inc. 3.60% due 03/13/09	1,000,000	961,832
Morgan Stanley & Company Inc. 4.25% due 05/15/10	1,000,000	982,554
Reed Elsevier Capital Inc. 6.125% due 08/01/06	1,000,000	1,055,159
Wells Fargo & Company 3.12% due 08/15/08	1,000,000	961,842

		14,101,812

Industrial — 17.78%
Abbott Laboratories 5.625% due 07/01/06	1,000,000	1,050,131
AOL Time Warner Inc. 5.625% due 05/01/05	1,000,000	1,024,698
Bottling Group (o) 2.45% due 10/16/06	1,000,000	985,258
Diageo 3.50% due 11/19/07	1,000,000	989,215
First Data Corporation 6.75% due 07/15/05	1,000,000	1,041,814
Kraft Foods Inc. 4.625% due 11/01/06	1,000,000	1,024,499
Phillips Petroleum Company 8.75% due 05/25/10	1,000,000	1,210,074
Potash Corporation Saskatchewan Inc., 7.125% due 06/15/07	1,000,000	1,083,743
Target Corporation 5.375% due 06/15/09	1,000,000	1,043,473
Tyco International Group 6.375% due 06/15/05	1,000,000	1,031,178
USA Waste Services Inc. 7.00% due 10/01/04	1,000,000	1,010,646
Weyerhaeuser Company 5.50% due 03/15/05	300,000	306,396

		11,801,125

Utilities — 4.65%
Cingular Wireless 5.625% due 12/15/06	1,000,000	1,046,027
Commonwealth Edison Company 7.00% due 07/01/05	1,000,000	1,044,109
National Rural Utilities Cooperative Finance, 3.875% due 02/15/08	1,000,000	998,001

		3,088,137

Total Corporate Bonds
(Identified cost $28,248,186)		28,991,074

Yankee Bonds — 4.98%
Province of British Columbia 7.25% due 09/01/36	1,000,000	1,229,090
Province of Ontario Canada 5.125% due 07/17/12	1,000,000	1,020,628
Republic of Italy 5.625% due 06/15/12	1,000,000	1,054,453

		3,304, 171

Total Yankee Bonds
(Identified cost $2,990,743)		3,304,171

2

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio — (Continued)

Portfolio of Investments (Unaudited)

June 30, 2004

	Number of Shares or Principal Amount	Value

Asset-Backed Securities — 5.55%
Chemical Master Credit Card Trust One, 5.98% due 09/15/08	$1,000,000	$1,043,016
Comed Transitional Funding Trust 5.74% due 12/25/10	1,000,000	1,063,610
Peco Energy Transition Trust 6.13% due 03/01/09	1,000,000	1,074,180
Student Loan Marketing Association, 2.021% due 07/07/04	499,167	505,270

		3,686,076

Total Asset-Backed Securities
(Identified cost $3,498,107)		3,686,076

Commercial Paper — 1.05%
General Motors Acceptance Corporation, 1.37% due 07/21/04	700,000	699,467

Total Commercial Paper
(Identified cost $699,467)		699,467

Other Investments — 25.83%

Other Investments — 25.83%
Securities Lending Quality Trust (s)	17,151,903	17,151,903

Total Other Investments
(Identified cost $17,151,903)		17,151,903

	Number of Shares or Principal Amount	Value

Repurchase Agreement — 1.26%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $836,016 Collateral U.S. Treasury Note $875,000, 4.25% due 11/15/13 Value $860,062	$836,000	$836,000

Total Repurchase Agreement
(Identified cost $836,000)		836,000

Total Investments
(Identified cost $81,520,458)		$83,299,699

Other Assets Less Liabilities — (25.47)%		(16,909,317)

Net Assets — 100%		$66,390,382

(o)  Security, or portion thereof, out on loan at June 30, 2004.

(s)  Represents investment of cash collateral received from securities on loan (See Note 6).

(v)  Variable interest rate security; interest rate is as of June 30, 2004.

See notes to financial statements.

3

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $16,065,646 (Note 6)	$83,299,699
Receivable for fund shares sold	206
Investment income receivable	889,462
Cash	992
Other assets	3,374

Total assets	84,193,733

Liabilities:
Payable for fund shares redeemed	150,928
Payable upon return of securities loaned (Note 6)	17,151,903
Investment advisory fees payable	27,271
Administration fees payable	3,818
Estimated loss contingency on security (Note 8)	449,384
Accrued expenses and other liabilities	20,047

Total liabilities	17,803,351

Net assets	$66,390,382

Analysis of net assets:
Paid-in capital	$59,750,474
Undistributed (accumulated) net investment income (loss)	4,956,917
Undistributed (accumulated) net realized gain (loss)	(96,250)
Unrealized appreciation (depreciation)	1,779,241

Net assets	$66,390,382

Fund shares outstanding	5,763,140

Net asset value per share	$11.52

Investments at cost	$81,520,458

See notes to financial statements.

4

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Interest	$1,647,318
Securities lending income	10,194

Total investment income	1,657,512

Expenses:
Investment advisory fees	174,438
Transfer agent fees	1,352
Custodian and fund accounting fees	11,647
Reports to shareholders	4,761
Administration fees	24,421
Directors’ fees	5,414
Audit fees	6,210
Other expenses	10,555

Total expenses	238,798

Net investment income (loss)	1,418,714

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	244,928
Net change in unrealized gain (loss) on investments	(1,855,843)

Net realized and unrealized gain (loss)	(1,610,915)

Net increase (decrease) in net assets resulting from operations	$(192,201)

See notes to financial statements.

5

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$1,418,714	$3,520,127
Net realized gain (loss)	244,928	713,509
Net change in unrealized gain (loss)	(1,855,843)	(1,934,421)

Increase (decrease) in net assets resulting from operations	(192,201)	2,299,215

Distributions to shareholders from:
Net investment income	—	(3,870,899)
Net realized gains on investments	—	—

Total distributions to shareholders	—	(3,870,899)

From capital share transactions:
Shares sold	2,997,247	6,265,621
Reinvestment of distributions	—	3,870,899
Shares redeemed	(10,186,468)	(27,292,416)

Total increase (decrease) in net assets resulting from capital share transactions	(7,189,221)	(17,155,896)

Total increase (decrease) in net assets	(7,381,422)	(18,727,580)
Net assets:
Beginning of period	73,771,804	92,499,384

End of period	$66,390,382	$73,771,804

Capital share activity:
Shares issued	258,707	526,585
Shares issued in reinvestment of distributions	—	334,274
Shares redeemed	(876,841)	(2,295,375)

Net increase (decrease)	(618,134)	(1,434,516)

Undistributed net investment income	$4,956,917	$3,520,127

See notes to financial statements.

6

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.56		$11.83	$11.27	$10.97	$10.82	$11.33

Income from investment operations:
Net investment income (loss) (a)	0.23		0.49	0.52	0.56	0.62	0.61
Net realized and unrealized gain (loss) on investments	(0.27)		(0.17)	0.49	0.34	0.19	(0.59)

Total from investment operations	(0.04)		0.32	1.01	0.90	0.81	0.02

Less dividends and distributions:
Dividends from net investment income	—		(0.59)	(0.45)	(0.60)	(0.66)	(0.53)
Distributions from net capital gains	—		—	—	—	—	—

Total distributions	—		(0.59)	(0.45)	(0.60)	(0.66)	(0.53)

Net asset value, end of period	$11.52		$11.56	$11.83	$11.27	$10.97	$10.82

Total return	(0.35	)%(c)	2.67%	9.34%	8.51%	7.94%	0.23%
Net assets, end of period (in thousands)	$66,390		$73,772	$92,499	$73,368	$52,812	$55,595
Ratio of expenses to average net assets	0.68	%(b)	0.66%	0.65%	0.62%	0.61%	0.57%
Ratio of net investment income (loss) to average net assets	4.07	%(b)	4.14%	4.56%	5.09%	5.86%	5.50%
Portfolio turnover rate	4%		14%	10%	19%	30%	40%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

7

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Intermediate Term Bond Portfolio (the “Portfolio”) is a component portfolio of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

8

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and MONY Capital Management, Inc. (“MONY Capital”), MONY Capital, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to MONY Capital related to the Portfolio of $52,331.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has voluntarily agreed to limit the Portfolio’s expenses to an annual expense ratio of 0.75%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

9

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
U.S. Government / Agency Obligations	$497,404	$2,176,488
Other Obligations	1,995,410	6,842,711

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for paydowns and capital loss carryforwards utilized.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$81,520,458	$2,187,171	$407,930	$1,779,241

8.  Estimated Loss Contingency on Security

During 2003, The Enron Corp. bankruptcy court sought to recoup proceeds from the Portfolio’s $599,178 early disposition of Enron Corp. commercial paper in 2001. In 2003, based upon current available information, the Portfolio recorded an estimated loss contingency of $449,384, which has been reflected in the Statement of Operations as a realized loss. This matter may not be resolved for a period of time over one year. As of June 30, 2004, no cash disbursements have been required to be paid to the bankruptcy court.

10

MONY SERIES FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

9.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

11

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between MONY America and MONY Capital Management, Inc. (“MONY Capital”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with MONY Capital and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	6,548,947.126
Votes Against	201,253.102
Votes Abstained	383,546.288
Votes Withheld	4,495,299.484

To approve the new Services Agreement

Votes For	6,617,446.432
Votes Against	199,239.682
Votes Abstained	317,060.402
Votes Withheld	4,495,299.484

To approve the new Investment Sub-Advisory Agreement

Votes For	6,540,441.278
Votes Against	199,592.023
Votes Abstained	393,713.215
Votes Withheld	4,495,299.484

To approve the Agreement and Plan of Conversion and Termination

Votes For	6,484,194.196
Votes Against	223,361.981
Votes Abstained	426,190.339
Votes Withheld	4,495,299.484

12

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

13

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

14

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

15

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

16

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

17

MONY SERIES FUND, INC.

Long Term Bond Portfolio

MONY Capital Management, Inc.

New York, New York

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

MONY Capital Management, Inc. (“MONY Capital”) is subadviser to the Long Term Bond Portfolio. MONY Capital manages approximately $12.9 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The objective of the Long Term Bond Portfolio is maximum income and capital appreciation through the investment in long-term maturity debt obligations.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned -0.28%. The Portfolio outperformed its benchmark, the Lehman Brothers Long Government/Credit Index, which returned -0.46%.

How would you describe the investment environment during the period?

Strong credit fundamentals have supported the corporate bond market; notably, high corporate cash levels, reduced debt issuance and declining default rates. Fiscal and monetary stimulus provided ample liquidity for the consumer and pricing power become more evident within the commodity and cyclical industries. Interest rates began to rise in early spring, as it became clearer that the Fed would begin increasing interest rates in a series of gradual steps.

What strategies affected Portfolio performance during the period?

The Portfolio reduced its sensitivity toward interest rate movements and duration in response to data depicting a stronger than expected economy at the start of the year. To take advantage of the improving economy, and its overall positive effect on corporate credit, the Portfolio added exposure to material aggregates company CRH America, forest and paper company Weyerhaeuser Co. and specialty chemical company Eastman Chemical. Periodically, MONY Capital took advantage of newly issued securities in sectors that represented good value.

What changes were made to the Portfolio over the period?

In anticipation of gradually increasing interest rates resulting from stronger than expected economic strength, greater market liquidity and lower risk aversion, the Portfolio reduced its sensitivity to changes in interest rates and duration by selling U.S. Treasury positions. Also, securities held with the greatest sensitivity to interest rate changes such as zero coupon Treasuries were sold as MONY Capital anticipated the yield curve to shift flatter, with short-term rates moving up faster than long-term rates.

There are specific risks associated with the types of bonds held in the Portfolio, which include defaults by the issuer, market valuation and interest rate sensitivity.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

1

MONY SERIES FUND, INC.

Long Term Bond Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

U. S. Treasury Obligations — 25.33%	Number of Shares or Principal Amount	Value

U.S. Treasury Bonds — 25.33%
8.125% due 08/15/19 (o)	$1,300,000	$1,703,000
5.91% due 11/15/21 (P/O) (o)	9,000,000	3,436,218
7.25% due 08/15/22 (o)	1,000,000	1,225,626
6.625% due 02/15/27 (o)	7,000,000	8,124,655
5.50% due 08/15/28 (o)	5,000,000	5,066,995
6.25% due 05/15/30 (o)	4,000,000	4,479,844
3.625% due 04/15/28 (TIPS) (o)	1,162,110	1,418,138

		25,454,476

Total U. S. Treasury Obligations
(Identified cost $25,604,819)		25,454,476

Corporate Bonds — 55.69%

Financial Institutions — 11.82%
Aetna Inc. 7.625% due 08/15/26	1,000,000	1,121,383
Associates Corporation North America, 6.95% due 11/01/18	1,000,000	1,108,446
BB&T Corporation 6.50% due 08/01/11	1,000,000	1,087,450
BHP Billiton Finance 4.80% due 04/15/13	1,000,000	973,923
Glaxosmithkline Capital Inc. 5.375% due 04/15/34	1,000,000	912,987
Household Finance Corporation 6.375% due 10/15/11	1,000,000	1,068,965
Household Finance Corporation 7.625% due 05/17/32 (o)	1,000,000	1,167,693
MBIA Inc. 7.15% due 07/15/27	1,000,000	1,062,727
SunTrust Bank 5.45% due 12/01/17	1,000,000	985,665
Swiss Bank Corporation 7.75% due 09/01/26	2,000,000	2,387,724

		11,876,963

Industrial — 38.44%
Albertsons Inc. 8.00% due 05/01/31 (o)	1,000,000	1,149,005
Anheuser-Busch Companies Inc. 6.00% due 11/01/41 (o)	1,000,000	984,520
AOL Time Warner Inc. 7.70% due 05/01/32	2,000,000	2,191,426
Boeing Company 8.625% due 11/15/31	1,000,000	1,278,467
Bottling Group 4.625% due 11/15/12	1,000,000	973,579
Brunswick Corporation 5.00% due 06/01/11	1,000,000	1,003,049
Burlington Northern Santa Fe Corporation, 6.75% due 03/15/29	1,000,000	1,047,487
Centex Corporation 5.70% due 05/15/14 (o)	1,000,000	980,344
Cingular Wireless 7.125% due 12/15/31 (o)	1,000,000	1,045,866
Columbia/HCA Healthcare Corporation, 7.69% due 06/15/25	1,000,000	994,270

	Number of Shares or Principal Amount	Value

Comcast Cable Communications 7.125% due 06/15/13	$1,000,000	$1,094,889
ConocoPhillips 5.90% due 10/15/32	1,000,000	969,827
CRH America Inc. 5.30% due 10/15/13	2,000,000	1,964,660
Deluxe Corporation 5.00% due 12/15/12	1,000,000	970,168
Eastman Chemical Company 6.30% due 11/15/18	2,000,000	2,023,384
Exelon Corporation 6.75% due 05/01/11	1,000,000	1,089,019
Federal Express Corporation Pass Through, 7.50% due 01/15/18	1,729,598	1,968,589
Ford Motor Company 6.375% due 02/01/29 (o)	2,000,000	1,695,004
General Electric Company 5.00% due 02/01/13	1,000,000	985,868
Goodrich Corporation 7.625% due 12/15/12 (o)	1,000,000	1,127,168
Kerr-McGee Corporation 6.95% due 07/01/24	1,000,000	999,448
Kraft Foods Inc. 6.25% due 06/01/12 (o)	1,000,000	1,054,632
Lockheed Martin Corporation 7.65% due 05/01/16	1,000,000	1,164,342
Pacific Gas & Electric Company 6.05% due 03/01/34	1,000,000	943,679
Target Corporation 5.875% due 03/01/12 (o)	1,000,000	1,058,747
Texaco Capital Inc. 9.75% due 03/15/20	1,000,000	1,434,823
Transcanada Pipelines Ltd. 4.00% due 06/15/13	1,000,000	915,565
Tyco International Group 7.00% due 06/15/28	2,000,000	2,129,314
Union Pacific Corporation 5.375% due 05/01/14	1,000,000	987,183
United Parcel Service 8.375% due 04/01/20	1,000,000	1,278,402
Willamette Industries Inc. 7.85% due 07/01/26	1,000,000	1,133,197

		38,635,921

Utilities — 5.43%
GTE North Inc. 7.625% due 05/15/26	1,000,000	1,042,367
Interamerican Development Bank 6.80% due 10/15/25	1,000,000	1,131,193
National Rural Utilities Cooperative Finance, 5.70% due 01/15/10 (o)	1,000,000	1,055,311
Progress Energy Inc. 7.10% due 03/01/11	1,000,000	1,097,254
Verizon Global Funding Corporation, 7.75% due 12/01/30 (o)	1,000,000	1,126,543

		5,452,668

Total Corporate Bonds
(Identified cost $53,745,814)		55,965,552

2

MONY SERIES FUND, INC.

Long Term Bond Portfolio — (Continued)

Portfolio of Investments

June 30, 2004 (Unaudited)

	Number of Shares or Principal Amount	Value

Yankee Bonds — 3.59%
Hydro Quebec 8.50% due 12/01/29	$1,000,000	$1,341,775
Legrand 8.50% due 02/15/25	1,000,000	1,035,000
Province of British Columbia 7.25% due 09/01/36	1,000,000	1,229,090

		3,605,865

Total Yankee Bonds
(Identified cost $3,035,924)		3,605,865

Agency Obligations — 7.46%

Fannie Mae — 2.72%
6.25% due 02/01/11 (o)	1,000,000	1,075,094
6.625% due 11/15/30 (o)	1,500,000	1,656,228

		2,731,322

Federal Agencies — 2.13%
Tennessee Valley Authority 6.00% due 03/15/13	2,000,000	2,137,678

Freddie Mac — 2.61%
6.375% due 08/01/11	1,000,000	1,037,349
6.25% due 07/15/32 (o)	1,500,000	1,585,366

		2,622,715

Total Agency Obligations
(Identified cost $7,377,610)		7,491,715

Commercial Paper — 7.68%
Daimlerchrysler Holding Corporation, 1.28% due 07/12/04	1,200,000	1,199,530
Daimlerchrysler Holding Corporation, 1.35% due 07/15/04	625,000	624,672

	Number of Shares or Principal Amount	Value

General Motors Acceptance Corporation, 1.28% due 07/08/04	$5,000,000	$4,998,756
Progress Energy Inc. 1.37% due 07/16/04	900,000	899,486

Total Commercial Paper
(Identified cost $7,722,444)		7,722,444

Other Investments — 25.82%

Other Investments — 25.82%
Securities Lending Quality Trust (s)	25,950,918	25,950,918

Total Other Investments
(Identified cost $25,950,918)		25,950,918

Repurchase Agreement — 0.22%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $219,004 Collateral U.S. Treasury Bond $165,000, 8.75% due 5/15/20 Value $230,781	219,000	219,000

Total Repurchase Agreement
(Identified cost $219,000)		219,000

Total Investments
(Identified cost $123,656,530)		$126,409,970

Other Assets Less Liabilities — (25.79)%		(25,916,289)

Net Assets — 100%		$100,493,681

(a)  Non-income producing security

(o)  Security, or portion thereof, out on loan at June 30, 2004.

(s)  Represents investment of cash collateral received from securities on loan (See Note 6).

(P/O)  Principal-only stripped security. The rate shown is the current effective yield.

(TIPS) Treasury Inflation Protected Security. Principal amount of security is periodically adjusted for inflation.

See notes to financial statements.

3

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $24,892,716 (Note 6)	$126,409,970
Investment income receivable	1,348,546
Cash	789
Other assets	4,703

Total assets	127,764,008

Liabilities:
Payable for fund shares redeemed	250,188
Payable for investments purchased	992,220
Payable due upon return of securities loaned (Note 6)	25,950,918
Investment advisory fees payable	41,141
Administration fees payable	5,760
Accrued expenses and other liabilities	30,100

Total liabilities	27,270,327

Net assets	$100,493,681

Analysis of net assets:
Paid-in capital	$87,237,612
Undistributed (accumulated) net investment income (loss)	7,987,127
Undistributed (accumulated) net realized gain (loss)	2,515,502
Unrealized appreciation (depreciation)	2,753,440

Net assets	$100,493,681

Fund shares outstanding	7,013,551

Net asset value per share	$14.33

Investments at cost	$123,656,530

See notes to financial statements.

4

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Interest	$2,819,266
Securities lending income	33,063

Total investment income	2,852,329

Expenses:
Investment advisory fees.	261,857
Transfer agent fees	2,035
Custodian and fund accounting fees	17,136
Reports to shareholders	7,377
Administration fees.	36,660
Directors’ fees	8,208
Audit fees	9,529
Other expenses	15,653

Total expenses	358,455

Net investment income (loss)	2,493,874

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	607,646
Net change in unrealized gain (loss) on investments	(3,312,358)

Net realized and unrealized gain (loss)	(2,704,712)

Net increase (decrease) in net assets resulting from operations	$(210,838)

See notes to financial statements.

5

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$2,493,874	$5,503,477
Net realized gain (loss)	607,646	1,907,857
Net change in unrealized gain (loss)	(3,312,358)	(2,000,865)

Increase (decrease) in net assets resulting from operations	(210,838)	5,410,469

Distributions to shareholders from:
Net investment income	—	(6,418,907)
Net realized gains on investments	—	(44,410)

Total distributions to shareholders	—	(6,463,317)

From capital share transactions:
Shares sold	5,772,581	18,722,822
Reinvestment of distributions	—	6,463,317
Shares redeemed	(13,393,062)	(34,740,864)

Total increase (decrease) in net assets resulting from capital share transactions	(7,620,481)	(9,554,725)

Total increase (decrease) in net assets	(7,831,319)	(10,607,573)
Net assets:
Beginning of period	108,325,000	118,932,573

End of period	$100,493,681	$108,325,000

Capital share activity:
Shares issued	399,259	1,265,735
Shares issued in reinvestment of distributions	—	454,204
Shares redeemed	(922,726)	(2,370,869)

Net increase (decrease)	(523,467)	(650,930)

Undistributed net investment income	$7,987,127	$5,493,253

See notes to financial statements.

6

MONY SERIES FUND, INC.

Long-Term Bond Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$14.37		$14.53	$13.38	$13.27	$12.32	$14.17

Income from investment operations:
Net investment income (loss) (a)	0.69		0.69	0.68	0.70	0.74	0.74
Net realized and unrealized gain (loss) on investments	(0.73)		0.00 (b)	1.10	0.12	1.08	(1.80)

Total from investment operations	(0.04)		0.69	1.78	0.82	1.82	(1.06)

Less dividends and distributions:
Dividends from net investment income	—		(0.84)	(0.63)	(0.71)	(0.87)	(0.53)
Distributions from capital gains	—		(0.01)	—	—	—	(0.26)

Total distributions	—		(0.85)	(0.63)	(0.71)	(0.87)	(0.79)

Net asset value, end of period	$14.33		$14.37	$14.53	$13.38	$13.27	$12.32

Total return	(0.28	)%(d)	4.81%	14.06%	6.28%	15.61%	(7.60)%
Net assets, end of period (in thousands)	$100,494		$108,325	$118,939	$131,717	$102,733	$105,317
Ratio of expenses (excluding expense offset arrangements) to average net assets	0.68	%(c)	0.66%	0.64%	0.62%	0.60%	0.55%
Ratio of expenses to average net assets	0.68	%(c)	0.66%	0.64%	0.62%	0.59%	0.55%
Ratio of net investment income (loss) to average net assets	4.76	%(c)	4.65%	5.03%	5.25%	6.02%	5.68%
Portfolio turnover rate	13%		18%	30%	39%	19%	43%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	Not annualized.

See notes to financial statements.

7

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Long Term Bond Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

8

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Collateralized Mortgage Obligations — As part of its investment programs, the Portfolio may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Portfolio invests, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and MONY Capital Management, Inc. (“MONY Capital”), MONY Capital, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to MONY Capital related to the Portfolio of $78,557.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has voluntarily agreed to limit the Portfolio’s expenses to an annual expense ratio of 0.75%.

9

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
U.S. Government / Agency Obligations	$—	$12,756,859
Other Obligations	13,093,090	5,121,419

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for defaulted bond interest.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$123,656,530	$4,674,191	$1,920,751	$2,753,440

8.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

10

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between MONY America and MONY Capital Management, Inc. (“MONY Capital”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with MONY Capital and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	7,821,077.525
Votes Against	218,444.326
Votes Abstained	473,269.254
Votes Withheld	5,719,610.895

To approve the new Services Agreement

Votes For	7,821,118.539
Votes Against	212,433.142
Votes Abstained	479,239.424
Votes Withheld	5,719,610.895

To approve the new Investment Sub-Advisory Agreement

Votes For	7,822,569.146
Votes Against	211,778.370
Votes Abstained	478,443.589
Votes Withheld	5,719,610.895

To approve the Agreement and Plan of Conversion and Termination

Votes For	7,675,695.572
Votes Against	233,313.892
Votes Abstained	603,781.641
Votes Withheld	5,719,610.895

11

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

12

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

13

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

14

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

15

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

16

MONY SERIES FUND, INC.

Government Securities Portfolio

MONY Capital Management, Inc.

New York, New York

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

MONY Capital Management, Inc. (“MONY Capital”) is subadviser to the Government Securities Portfolio. MONY Capital manages approximately $12.9 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The objective of the Government Securities Portfolio is maximum income and capital appreciation through the investment in the highest credit quality debt obligations.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 0.09%. The Portfolio outperformed its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned -0.15%.

How would you describe the investment environment during the period?

Following a period of late-winter lethargy in the bond market, several robust economic statistical measures released in the late spring led the Fed to hike their benchmark Federal funds rates by 0.25% in June. The forward-looking marketplace anticipated this move, as well as additional future upward moves, sending short- and intermediate-term bond yields significantly higher.

What strategies affected Portfolio performance during the period?

The Portfolio generally maintained a relatively conservative short duration posture, meaning that it was positioned to have lesser price sensitivity to overall movements in interest rates. While this hindered performance in the early months of the year, mostly by foregoing higher daily yields, it helped to insulate the Portfolio from the sharp decline in prices seen in the second quarter.

What changes were made to the Portfolio over the period?

The Portfolio added to its exposure in U.S. Treasury securities late in the period, taking advantage of the decline in the market. Holdings in the government agency guaranteed mortgage-backed market remained relatively unchanged, and holdings in guaranteed debentures declined somewhat.

Although government securities may be guaranteed as to the timely payment of principal and interest, Fund shares are not insured and their value will fluctuate based on market conditions.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

1

MONY SERIES FUND, INC.

Government Securities Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

Agency Obligations — 67.79%	Number of Shares or Principal Amount	Value

Fannie Mae — 29.17%
4.613% due 06/29/04	$3,597,417	$3,562,496
1.24% due 07/01/04	22,976,000	22,976,000
1.26% due 07/07/04 (o)	386,000	385,936
1.07% due 07/14/04	1,410,000	1,409,455
6.25% due 07/19/11	1,000,000	1,002,375
6.00% due 01/18/12 (o)	2,000,000	2,032,748
3.73% due 06/01/34	3,964,949	3,993,361
Series 2003-T2, Class A1
1.44% due 07/25/04 (v)	2,683,852	2,685,961

		38,048,332

Federal Agencies — 28.97%
Federal Farm Credit Bank 2.375% due 10/01/04	5,000,000	5,012,105
Federal Farm Credit Bank 4.375% due 04/15/05	5,000,000	5,096,535
Federal Farm Credit Bank 2.50% due 03/15/06	2,000,000	1,990,514
Overseas Private Investor Corporation 2.19% due 08/15/07 (v)	2,264,957	2,376,855
Overseas Private Investor Corporation, 6.85% due 11/15/13 (v)	2,035,714	2,174,031
Petrodrill Four Ltd. 4.24% due 01/15/16	3,000,000	2,934,384
Private Export Funding Corporation, 5.25% due 05/15/05	2,500,000	2,565,488
Private Export Funding Corporation, 7.65% due 05/15/06	1,000,000	1,085,602
Private Export Funding Corporation, 3.40% due 02/15/08	3,000,000	2,966,052
Small Business Administration Participation Certificate, 5.886% due 09/10/11	992,209	1,026,461
Small Business Administration Participation Certificate, 5.136% due 08/01/13	4,921,448	4,905,334
Tennessee Valley Authority 6.375% due 06/15/05	500,000	519,040
Tennessee Valley Authority 5.375% due 11/13/08 (o)	2,000,000	2,107,612
Tennessee Valley Authority 6.00% due 03/15/13	1,000,000	1,068,839
Tennessee Valley Authority 4.75% due 08/01/13	2,000,000	1,954,994

		37,783,846

Federal Home Loan Banks — 6.19%
3.25% due 08/15/05 (o)	5,000,000	5,047,510
5.50% due 02/01/32 (TBA)	3,024,433	3,027,780

		8,075,290

Freddie Mac — 0.80%
6.375% due 08/01/11	1,000,000	1,037,349

	Number of Shares or Principal Amount	Value

Ginnie Mae — 2.66%
7.50% due 10/15/24	$12,507	$13,543
7.00% due 09/20/28	188,316	200,242
6.00% due 12/15/31	3,173,117	3,260,262

		3,474,047

Total Agency Obligations
(Identified cost $87,795,320)		88,418,864

U. S. Treasury Obligations — 30.51%

U. S. Treasury Bonds — 0.84%
6.125% due 08/15/29 (o)	1,000,000	1,100,313

U. S. Treasury Notes — 29.67%
2.125% due 08/31/04 (o)	10,000,000	10,017,580
6.50% due 10/15/06 (o)	11,000,000	11,877,855
2.625% due 11/15/06 (o)	12,000,000	11,920,320
3.125% due 09/15/08 (o)	3,000,000	2,944,806
4.00% due 11/15/12 (o)	2,000,000	1,936,954

		38,697,515

Total U. S. Treasury Obligations
(Identified cost $39,412,793)		39,797,828
Other Investments — 20.45%

Other Investments — 20.45%
Securities Lending Quality Trust (s)	26,669,226	26,669,226

Total Other Investments
(Identified cost $26,669,226)		26,669,226
Repurchase Agreement — 0.53%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $693,013 Collateral: U.S. Treasury Bond $535,000 8.125% due 8/15/19, Value $729,606	693,000	693,000

Total Repurchase Agreement
(Identified cost $693,000)		693,000

Total Investments
(Identified cost $154,570,339)		$155,578,918

Other Assets Less Liabilities — (19.28)%		(25,144,289)

Net Assets — 100%		$130,434,629

(o)  Security, or portion thereof, out on loan at June 30, 2004.

(v)  Variable rate security; interest rate is as of June 30, 2004. The rate shown is the next reset date.

(s)  Represents investment of cash collateral received from securities on loan (See Note 6).

(TBA) To Be Announced. Certain security specifies details such as final par amount and maturity date have not yet been determined.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value, including securities loaned valued at $28,204,934 (Note 6)	$155,578,918
Receivable for investments sold	914,485
Investment income receivable	949,510
Cash	639
Other assets	6,649

Total assets	157,450,201

Liabilities:
Payable for fund shares redeemed	247,252
Payable upon return of securities loaned (Note 6)	26,669,226
Investment advisory fees payable	53,587
Administration fees payable	7,502
Accrued expenses and other liabilities	38,005

Total liabilities	27,015,572

Net assets	$130,434,629

Analysis of net assets:
Paid-in capital	$123,463,659
Undistributed (accumulated) net investment income (loss)	5,393,709
Undistributed (accumulated) net realized gain (loss)	568,682
Unrealized appreciation (depreciation)	1,008,579

Net assets	$130,434,629

Fund shares outstanding	11,140,752

Net asset value per share	$11.71

Investments at cost	$154,570,339

See notes to financial statements.

3

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENT OF OPERATIONS

Fox the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Interest	$2,101,511
Securities lending income	26,750

Total investment income	2,128,261

Expenses:
Investment advisory fees	327,084
Transfer agent fees	2,558
Custodian and fund accounting fees	17,313
Reports to shareholders	9,481
Administration fees	45,792
Directors’ fees	10,463
Audit fees	12,472
Other expenses	20,347

Total expenses	445,510

Net investment income (loss)	1,682,751

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	(54,415)
Net change in unrealized gain (loss) on investments	(1,581,984)

Net realized and unrealized gain (loss)	(1,527,569)

Net increase (decrease) in net assets resulting from operations	$155,182

See notes to financial statements.

4

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$1,682,751	$3,707,851
Net realized gain (loss)	54,415	741,052
Net change in unrealized gain (loss)	(1,581,984)	(2,143,631)

Increase (decrease) in net assets resulting from operations	155,182	2,305,272

Distributions to shareholders from:
Net investment income	—	(3,692,028)
Net realized gains on investments	—	—

Total distributions to shareholders	—	(3,692,028)

From capital share transactions:
Shares sold	14,222,794	35,726,121
Reinvestment of distributions	—	3,692,027
Shares redeemed	(16,915,673)	(44,749,389)

Total increase (decrease) in net assets resulting from capital share transactions	(2,692,879)	(5,331,241)

Total increase (decrease) in net assets	(2,537,697)	(6,717,997)
Net assets:
Beginning of period	132,972,326	139,690,323

End of period	$130,434,629	$132,972,326

Capital share activity:
Shares issued	1,212,775	3,015,285
Shares issued in reinvestment of distributions	—	316,098
Shares redeemed	(1,441,078)	(3,779,225)

Net increase (decrease)	(228,303)	(447,842)

Undistributed net investment income	$5,502,143	$3,710,958

See notes to financial statements.

5

MONY SERIES FUND, INC.

Government Securities Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.70		$11.82	$11.46	$11.29	$10.91	$11.17

Income from investment operations:
Net investment income (loss) (a)	0.15		0.31	0.38	0.51	0.58	0.56
Net realized and unrealized gain (loss) on investments	(0.14)		(0.11)	0.35	0.21	0.42	(0.49)

Total from investment operations	0.01		0.20	0.73	0.72	1.00	0.07

Less dividends and distributions:
Dividends from net investment income	—		(0.32)	(0.37)	(0.55)	(0.62)	(0.33)
Distributions from net capital gains	—		—	—	—	0.00 (b)	0.00 (b)

Total distributions	—		(0.32)	(0.37)	(0.55)	(0.62)	(0.33)

Net asset value, end of period	$11.71		$11.70	$11.82	$11.46	$11.29	$10.91

Total return	0.09	%(d)	1.70%	6.57%	6.58%	9.70%	0.66%
Net assets, end of period (in thousands)	$130,435		$132,972	$139,690	$86,351	$53,409	$57,337
Ratio of expenses (excluding expense offset arrangements) to average net assets	0.68	%(c)	0.66%	0.65%	0.62%	0.61%	0.58%
Ratio of expenses to average net assets	0.68	%(c)	0.66%	0.65%	0.62%	0.61%	0.57%
Ratio of net investment income (loss) to average net assets	2.57	%(c)	2.61%	3.30%	4.48%	5.41%	5.09%
Portfolio turnover rate	4%		32%	10%	20%	8%	8%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	Not Annualized.

See notes to financial statements.

6

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Government Securities Portfolio (the “Portfolio”) is a component portfolio of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Portfolio investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share on each valuation day. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

7

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Collateralized Mortgage Obligations — As part of its investment programs, the Portfolio may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Portfolio invests, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and MONY Capital Management, Inc. (“MONY Capital”), MONY Capital, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to MONY Capital related to the Portfolio of $98,125.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of

8

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has voluntarily agreed to limit the Portfolio’s expenses to an annual expense ratio of 0.75%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
U.S. Government / Agency Obligations	$6,912,383	$1,417,572
Other Obligations	57,260	3,161,079

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust.

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for paydowns and capital loss carryforwards utilized.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

9

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$154,570,339	$1,594,746	$586,167	$1,008,579

8.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

10

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between MONY America and MONY Capital Management, Inc. (“MONY Capital”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with MONY Capital and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	12,341,852.448
Votes Against	313,306.949
Votes Abstained	743,163.307
Votes Withheld	9,017,375.296

To approve the new Services Agreement

Votes For	12,342,085.569
Votes Against	317,447.448
Votes Abstained	738,789.687
Votes Withheld	9,017,375.296

To approve the new Investment Sub-Advisory Agreement

Votes For	12,311,113.599
Votes Against	323,768.118
Votes Abstained	763,440.987
Votes Withheld	9,017,375.296

To approve the Agreement and Plan of Conversion and Termination

Votes For	12,126,222.865
Votes Against	387,157.945
Votes Abstained	884,941.894
Votes Withheld	9,017,375.296

11

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

12

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

13

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

14

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

15

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

16

MONY SERIES FUND, INC.

Money Market Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

Commercial Paper — 55.22%	Principal Amount	Value

American Honda Finance Corporation, 1.09% due 07/19/04	$4,972,000	$4,969,290
Bankamerica Corporation 1.09% due 08/03/04	5,000,000	4,995,004
Caterpillar Financial Services 1.27% due 07/20/04	2,700,000	2,698,190
CIT Group Inc. 1.17% due 07/06/04	6,000,000	5,999,025
Countrywide Home Loans Inc. 1.32% due 07/06/04	2,798,000	2,797,487
Credit Suisse 1.10% due 07/14/04	5,000,000	4,998,014
Daimlerchrysler Holding Corporation, 1.27% due 07/09/04	1,750,000	1,749,506
Dominion Resources Inc. 1.17% due 07/06/04 (144A)	2,000,000	1,999,675
Edison Asset Securitization 1.06% due 07/14/04	5,453,000	5,450,913
Government of Quebec 1.35% due 01/11/05	5,800,000	5,757,805
HBOS Treasury Services 1.06% due 07/01/04	4,200,000	4,200,000
International Lease Finance Corporation, 1.05% due 07/08/04	5,582,000	5,580,860
Lockhart Funding 1.17% due 07/19/04 (144A)	11,042,000	11,035,541
Morgan Stanley Dean Witter Company, 1.17% due 07/16/04	5,253,000	5,250,439
Morgan Stanley Dean Witter Company, 1.25% due 07/21/04	3,000,000	2,997,917
National Rural Utilities Cooperative Finance, 1.20% due 07/19/04	4,793,000	4,790,124
Procter & Gamble 1.06% due 07/06/04	3,299,000	3,298,515
Procter & Gamble 1.28% due 08/10/04	3,500,000	3,495,022
Progress Energy Inc. 1.30% due 07/15/04	1,056,000	1,055,466
Sara Lee Corporation 1.08% due 07/01/04	8,800,000	8,800,000
Starbird Funding Corporation 1.12% due 07/07/04	7,500,000	7,498,600
Starfish Global Funding 1.25% due 07/21/04	6,037,000	6,032,808
Three Pillars Funding Corporation, 1.29% due 07/12/04	2,384,000	2,383,060
Toyota Motor Credit Corporation 1.06% due 07/12/04	7,000,000	6,997,733

Total Commercial Paper
(Identified cost $114,830,994)		114,830,994

Short-Term Corporate Notes — 14.60%
American Express Credit Corporation, 1.20% due 07/06/04 (v)	3,000,000	3,000,000
Caterpillar Financial Services 1.24% due 07/09/04 (v)	6,000,000	6,000,000
Citigroup Inc. 1.27% due 07/26/04	1,500,000	1,500,134
General Electric Capital Corporation, 1.359% due 07/19/04 (v)	3,850,000	3,850,000
Merrill Lynch & Company Inc. 1.315% due 07/12/04 (v)	4,000,000	4,000,000
SLM Corporation 1.14% due 07/01/04 (v) (144A)	5,000,000	4,998,065

	Principal Amount	Value

Tannehill Capital Company 1.24% due 07/22/04 (v) (144A)	$4,250,000	$4,249,868
Vodafone Airtouch 7.625% due 02/15/05	2,650,000	2,750,897

Total Short-Term Corporate Notes
(Identified cost $30,348,964)		30,348,964

Certificates of Deposit — 8.57%
Abbey National Treasury 1.22% due 08/23/04	5,710,000	5,709,747
Canadian Imperial Bank 1.46% due 11/17/04	4,600,000	4,599,825
Toronto Dominion Bank 1.10% due 09/20/04	7,500,000	7,500,000

Total Certificates of Deposit
(Identified cost $17,809,572)		17,809,572

Agency Obligations — 22.39%
Fannie Mae 1.219% due 07/21/04	6,100,000	6,100,000
Fannie Mae 6.50% due 08/15/04	6,000,000	6,038,890
Fannie Mae 1.31% due 09/09/04	4,250,000	4,248,860
Fannie Mae 1.60% due 12/29/04	7,000,000	7,000,000
Federal Home Loan Bank 1.47% due 03/01/05	2,220,000	2,220,000
Federal Home Loan Bank 1.40% due 04/01/05	6,100,000	6,099,871
Federal Home Loan Bank 1.66% due 05/16/05	4,500,000	4,500,000
Freddie Mac 1.10% due 07/07/04	4,250,000	4,250,000
Freddie Mac 1.219% due 07/21/04	6,100,000	6,100,000

Total Agency Obligations
(Identified cost $46,557,621)		46,557,621

Repurchase Agreement — 0.11%
State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/04 Proceeds $233,005 Collateral: U.S. Treasury Note $240,000, 2.75% due 06/30/06, Value $239,718	233,000	233,000

Total Repurchase Agreement
(Identified cost $233,000)		233,000

Total Investments		$209,780,151
(Identified cost $209,780,151)

Other Assets Less Liabilities — (0.89)%		(1,842,879)

Net Assets — 100%		$207,937,272

(v)  Variable rate security. The interest shown is the current interest rate, which will adjust on predetermined dates. The date shown is the earlier of actual maturity or the next date that the Portfolio can opt to have the security matured or extended.

(144A)  The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

1

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$209,780,151
Receivable for fund shares sold	110,507
Investment income receivable	446,383
Due from investment adviser	10,022
Cash	591
Other assets	10,222

Total assets	210,357,876

Liabilities:
Payable for fund shares redeemed	867,067
Investment advisory fees payable	68,851
Administration fees payable	6,885
Estimated loss contingency on security (Note 5)	1,424,210
Accrued expenses and other liabilities	53,591

Total liabilities	2,420,604

Net assets	$207,937,272

Analysis of net assets:
Paid-in capital	$207,937,272
Undistributed (accumulated) net investment income (loss)	—
Undistributed (accumulated) net realized gain (loss)	—
Unrealized appreciation (depreciation)	—

Net assets	$207,937,272

Fund shares outstanding	207,937,272

Net asset value per share	$1.00

Investments at cost	$209,780,151

See notes to financial statements.

2

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Interest	$1,303,341

Total investment income	1,303,341

Expenses:
Investment advisory fees	438,874
Transfer agent fees	4,241
Custodian and fund accounting fees	22,647
Reports to shareholders	14,775
Administration fees	43,887
Directors’ fees	16,925
Audit fees	19,240
Other expenses	35,094

Total expenses	595,683

Expense reimbursement	(47,091)

Total expenses, net of reimbursement	548,592

Net investment income (loss)	754,749

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	—
Net realized gain (loss) on foreign currency transactions	—
Net change in unrealized gain (loss) on investments	—

Net realized and unrealized gain (loss)	—

Net increase (decrease) in net assets resulting from operations	$754,749

See notes to financial statements.

3

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$754,749	$2,578,293
Net realized gain (loss)	—	(1,424,210)
Net increase from payment by affiliate	—	1,424,210

Increase (decrease) in net assets resulting from operations	754,749	2,578,293

Distributions to shareholders from:
Net investment income	(754,749)	(2,578,293)
Net realized gains on investments	—	—

Total distributions to shareholders	(754,749)	(2,578,293)

From capital share transactions:
Shares sold	78,801,857	297,703,936
Reinvestment of distributions	754,749	2,578,293
Shares redeemed	(107,313,200)	(381,366,680)

Total increase (decrease) in net assets resulting from capital share transactions	(27,756,594)	(81,084,451)

Total increase (decrease) in net assets	(27,756,594)	(81,084,451)
Net assets:
Beginning of period	235,693,866	316,778,317

End of period	$207,937,272	$235,693,866

Capital share activity:
Shares issued	78,801,857	297,703,936
Shares issued in reinvestment of distributions	759,080	2,578,293
Shares redeemed	(107,317,531)	(381,366,680)

Net increase (decrease)	(27,756,594)	(81,084,451)

Undistributed net investment income	$—	$—

See notes to financial statements.

4

MONY SERIES FUND, INC.

Money Market Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003		2002	2001	2000	1999
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income (loss)	0.00		0.01		0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—		(0.01)		—	—	—	—

Total from investment operations	0.00		0.00		0.01	0.04	0.06	0.05

Dividends from net investment income	0.00		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Total distributions	0.00		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Reimbursement by affiliate	—		0.01		—	—	—	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.34	%(c)	0.89	%(a)	1.50%	3.80%	6.11%	4.98%
Net assets, end of period (in thousands)	$207,937		$235,694		$316,778	$314,937	$268,299	$336,532
Ratio of expenses to average net assets	0.50	%(b)	0.50%		0.50%	0.50%	0.47%	0.44%
Ratio of expenses (excluding expense reimbursement) to average net assets	0.54	%(b)	0.52%		0.53%	0.51%	0.47%	0.44%
Ratio of net investment income (loss) to average net assets	0.69	%(b)	0.90%		1.49%	3.65%	5.93%	4.84%

(a)	In 2003, 1.01% of the Portfolio’s total return consisted of a voluntary reimbursement by the investment adviser for a realized investment loss.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

5

MONEY MARKET PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Money Market Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — All securities held by the Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, it is the Portfolio’s policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

6

MONEY MARKET PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses, if any, from security transactions are determined on the basis of identified cost for both financial and tax purposes. Interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

Dividends and Distributions — Dividends from net investment income (including any realized gains and losses on portfolio securities) of the Portfolio are declared and reinvested each business day in additional full and fractional shares of the Portfolio. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.40% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and MONY Capital Management, Inc. (“MONY Capital”), MONY Capital, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to MONY Capital related to the Portfolio of $109,718.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee payable monthly and computed at the annual rate of 0.04% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.035% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has voluntarily agreed to limit the Portfolio’s expenses to an annual expense ratio of 0.50%.

MONY America has also provided the Portfolio with a reimbursement to cover any loss realized on a potential loss contingency related to a prior holding of the Portfolio. See Note 5.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 750 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

7

MONEY MARKET PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

5.  Estimated Loss Contingency on Security

During 2003, the Enron Corp. bankruptcy court sought to recoup proceeds from the Portfolio’s $1,898,947 early disposition of Enron Corp. commercial paper in 2001. In 2003, based upon current available information, the Portfolio recorded an estimated loss contingency of $1,424,210, which has been reflected in the Statement of Operations as a realized loss. The Investment Adviser has reimbursed the Portfolio to cover the estimated loss. The net result had no effect to the Portfolio’s net assets or Net Asset Value. This matter may not be resolved for a period of time over one year. As of June 30, 2004, no cash disbursements have been required to be paid to the bankruptcy court.

6.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

8

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between MONY America and MONY Capital Management, Inc. (“MONY Capital”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with MONY Capital and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	211,553,645.438
Votes Against	18,126,347.307
Votes Abstained	15,045,147.336
Votes Withheld	185,849,121.919

To approve the new Services Agreement

Votes For	210,143,708.940
Votes Against	18,832,541.977
Votes Abstained	15,748,889.164
Votes Withheld	185,849,121.919

To approve the new Investment Sub-Advisory Agreement

Votes For	211,426,486.252
Votes Against	18,304,604.585
Votes Abstained	14,994,049.244
Votes Withheld	185,849,121.919

To approve the Agreement and Plan of Conversion and Termination

Votes For	201,613,896.153
Votes Against	17,916,564.310
Votes Abstained	25,194,679.618
Votes Withheld	185,849,121.919

9

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

10

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

11

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

12

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

13

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

14

MONY SERIES FUND, INC.

Diversified Portfolio

Boston Advisors, Inc.

Boston, Massachusetts

Investment Management

MONY Life Insurance Company of America is the registered investment adviser for MONY Series Fund, Inc.

Boston Advisors, Inc. (“Boston Advisors”) is subadviser to the Diversified Portfolio. Boston Advisors is a member of The MONY Group Inc. and manages approximately $4.1 billion for institutional clients. Its normal investment minimum is $5 million.

Investment Objective

The objective of the Diversified Portfolio is maximum income and capital appreciation.

First Half 2004 Performance Review

How did the Portfolio perform for the six months ended June 30, 2004?

For the six-month period ended June 30, 2004, the Portfolio returned 6.85%. The Portfolio outperformed its benchmark, the S&P 500 Index, which returned 3.44%.

How would you describe the investment environment during the period?

The environment during the first six months was challenging. After a strong start to the year, equities stumbled in the first quarter, as job gains remained elusive, oil prices soared, and terrorism fears mounted. During the first quarter there was a shift away from aggressive stocks and into more stable names. Consumer staples was the best performing sector. The correction that took hold of equities in March, following two consecutive disappointing employment reports, carried into the second quarter, pushing the S&P 500 Index into negative territory for the year by the end of April.

The basic materials, technology, and financial sectors were hit especially hard in March and April, as concerns mounted about slowing growth in China, which has been a huge consumer of metals, in particular. Also, the anticipated upturn in job creation finally arrived in powerful fashion, convincing investors that the Fed would raise short-term rates in June. However, with a 0.25% hike in the federal funds rate discounted, stocks rebounded in May and June on the heels of strong earnings reports.

Helped by the emergence of corporate pricing power, operating earnings at S&P 500 Index companies advanced approximately 26% in the first quarter compared to the year ago level, considerably better than original expectations. In the face of a sharp jump in Treasury yields driven by a string of positive economic reports, particularly on the employment front, earnings optimism enabled investors to shrug off higher inflation numbers and escalating turmoil in Iraq. With more evidence of economic momentum, cyclical shares in the basic materials and industrial sectors reasserted themselves in the second quarter. High oil prices and low inventories of crude and natural gas helped the energy sector sustain leadership throughout the six months while financial stocks, with the largest weight in the index, lost ground. Overall, for the first six months the S&P 500 Index managed a gain of 3.44%, but made only marginal progress since the end of February as investors seemed unwilling to make significant commitments to equities despite positive economic and profit news.

What strategies affected Portfolio performance during this period?

Boston Advisors’ disciplined approach to screening the growth stock universe was the most important factor affecting performance during the period. This process led Boston Advisors to a number of companies in sectors benefiting from the economy’s advance, as well as a few defensive investments. The process also alerted Boston Advisors to potential emerging weakness in certain areas, enabling them to make allocation adjustments at both the sector and industry level. By responding quickly to changes signaled by Boston Advisors’ process, the Portfolio was able to capture some gains at the margin and sidestep a few trouble spots.

What changes were made to the Portfolio over this period?

Based on a belief that investor concerns about a tapped-out consumer and a reluctance of businesses to hire were misplaced, Boston Advisors increased holdings in the consumer discretionary sector. Boston Advisors added selectively to holdings in niche apparel retailers and positions in the gaming industry. The latter worked out better than expected with merger announcements driving both MGM and Mandalay Bay sharply higher by the second quarter. Boston Advisors also increased the Portfolio’s weighting in the consumer staples sector, as their work uncovered several attractive opportunities, primarily in the agricultural area and added further to positions in that sector in the June quarter.

In the second quarter Boston Advisors also increased the Portfolio’s weighting in the energy and industrial sectors. Earnings estimates and expectations for the energy sector have consistently been low, with many forecasts predicated on crude oil trading at substantially lower levels. Boston Advisors felt that the likelihood of positive momentum continuing was high, given still low inventories, strong demand, and the terrorism premium.

Boston Advisors reduced the Portfolio’s exposure to the technology sector throughout the six-months based on what they believe to be poor valuations and peaking earnings momentum. Boston Advisors’ discipline led them to modestly increase the Portfolio’s weighting in the financial sector during the period. However, the composition of the sector allocation changed, with less emphasis on banking and capital markets and greater emphasis in the insurance area.

The views expressed in this report reflect those of the subadviser only through the end of the period of the report as stated on the cover. The subadviser’s views are subject to change at any time based on market and other conditions.

MONY SERIES FUND, INC.

Diversified Portfolio

Portfolio of Investments (Unaudited)

June 30, 2004

Domestic Common Stocks — 95.47%	Number of Shares or Principal Amount	Value

Aerospace — 1.20%
L-3 Communications Holdings Inc.	300	$20,040

Apparel & Textiles — 1.04%
American Eagle Outfitters Inc. (a)	600	17,346

Automotive — 0.44%
Lear Corporation	125	7,374

Banking — 1.02%
Investors Financial Services Corporation	200	8,716
U.S. Bancorp	300	8,268

		16,984

Biotechnology — 1.29%
Invitrogen Corporation (a)	300	21,597

Building & Construction — 2.36%
D.R. Horton Inc.	612	17,381
Florida Rock Industries Inc.	525	22,139

		39,520

Business Services — 0.74%
Xerox Corporation	850	12,325

Chemicals — 1.38%
Church & Dwight Company Inc.	200	9,156
Eastman Chemical Company	300	13,869

		23,025

Computer Hardware — 2.72%
Cisco Systems Inc. (a)	725	17,182
Hewlett-Packard Company	400	8,440
NCR Corporation (a)	400	19,836

		45,458

Computer Services — 2.56%
Checkfree Corporation (a)	500	15,000
Computer Sciences Corporation (a)	200	9,286
Fiserv Inc. (a)	475	18,473

		42,759

Computer Software — 0.48%
Activision Inc. (a)	500	7,950

Conglomerates — 1.24%
Textron Inc.	350	20,772

Construction — 0.82%
Centex Corporation	300	13,725

Consumer Products — 1.48%
Gillette Company	200	8,480
Procter & Gamble Company	300	16,332

		24,812

Crude & Petroleum — 1.52%
Burlington Resources Inc.	700	25,326

Drugs & Medical Products — 1.24%
Becton, Dickinson & Company	400	20,720

Electrical Equipment — 0.98%
Thomas & Betts Corporation (a)	600	16,338

Electronics — 1.23%
Engineered Support Systems Inc.	350	20,479

Energy — 2.38%
Energen Corporation	150	7,199
TECO Energy Inc.	1,200	14,388
TXU Corporation	450	18,229

		39,816

	Number of Shares or Principal Amount	Value

Finance — 4.02%
CIT Group Inc.	550	$21,059
E Trade Group Inc. (a)	1,400	15,610
Friedman Billings Ramsey Group	400	7,916
Goldman Sachs Group Inc.	75	7,062
MBNA Corporation	600	15,474

		67,121

Food, Beverages & Tobacco — 6.69%
Archer-Daniels-Midland Company	1,150	19,297
Coca-Cola Enterprises Inc.	725	21,018
Corn Products International Inc.	450	20,947
Fortune Brands Inc.	225	16,972
Sysco Corporation	250	8,968
Tyson Foods Inc.	1,175	24,616

		111,818

Gaming — 1.04%
International Game Technology	450	17,370

Health Care — 1.71%
Bausch & Lomb Inc.	200	13,014
UnitedHealth Group Inc.	250	15,562

		28,576

Insurance — 2.04%
Progressive Corporation	200	17,060
Unitrin Inc.	400	17,040

		34,100

Manufacturing — 4.00%
Ball Corporation	250	18,012
Brinks Company	500	17,125
D&B Corporation (a)	250	13,478
Harman International Industries Inc.	200	18,200

		66,815

Media — 1.21%
Time Warner Inc. (a)	1,150	20,217

Medical Instruments — 4.07%
C.R. Bard Inc.	300	16,995
Stryker Corporation	350	19,250
Varian Medical Systems Inc. (a)	175	13,886
Waters Corporation (a)	375	17,918

		68,049

Medical Services — 3.47%
Davita Inc. (a)	525	16,186
Laboratory Corporation of America Holdings (a)	400	15,880
Quest Diagnostics Inc.	100	8,495
Renal Care Group Inc. (a)	525	17,393

		57,954

Metals & Mining — 1.34%
INCO Ltd. (a)	650	22,464

Misc. Financial Services — 3.42%
Countrywide Financial Corporation	309	21,707
Fannie Mae	250	17,840
Merrill Lynch & Company Inc.	325	17,544

		57,091

Multi-Line Insurance — 2.48%
American International Group Inc.	225	16,038
Hartford Financial Services Group Inc.	100	6,874
Prudential Financial Inc.	400	18,588

		41,500

MONY SERIES FUND, INC.

Diversified Portfolio — (Continued)

Portfolio of Investments

June 30, 2004 (Unaudited)

	Number of Shares or Principal Amount	Value

Oil Services — 5.22%
Amerada Hess Corporation	300	$23,757
Apache Corporation	310	13,501
Patina Oil & Gas Corporation	1,050	31,363
XTO Energy Inc.	625	18,619

		87,240

Paper & Forest Products — 1.16%
Georgia-Pacific Group	525	19,415

Pharmaceuticals — 2.58%
Johnson & Johnson	150	8,355
Pfizer Inc.	700	23,996
Watson Pharmaceuticals Inc. (a)	400	10,760

		43,111

Property-Casualty Insurance — 2.23%
Philadelphia Consolidated Holding Corporation (a)	300	18,021
W.R. Berkley Corporation	450	19,327

		37,348

Real Estate — 1.54%
Cendant Corporation	1,050	25,704

Retail — 9.37%
AnnTaylor Stores Corporation	750	21,735
Barnes & Noble Inc.	475	16,141
Chico’s FAS Inc.	475	21,451
CVS Corporation	475	19,959
Dicks Sporting Goods Inc. (a)	600	20,010
Foot Locker Inc.	875	21,297
J. C. Penney Company, Inc.	250	9,440
Saks Inc. (a)	550	8,250
Urban Outfitters Inc. (a)	300	18,273

		156,556

Savings and Loan — 0.29%
New York Community Bancorp Inc.	250	4,908

Semiconductors — 0.73%
Fairchild Semiconductor International (Class A) (a)	300	4,911
Texas Instruments Inc.	300	7,254

		12,165

Technology — 0.47%
Microchip Technology Inc.	250	7,885

	Number of Shares or Principal Amount	Value

Telecommunications — 1.53%
QUALCOMM Inc.	350	$25,543

Transportation — 5.17%
GATX Corporation	600	16,320
J.B. Hunt Transport Services Inc.	750	28,935
Overseas Shipholding Group Inc.	500	22,065
Ryder System Inc.	475	19,033

		86,353

Utilities — 1.07%
Edison International	700	17,899

Wireless Communications — 2.50%
Motorola Inc.	975	17,794
Nextel Communications Inc. (Class A) (a)	900	23,994

		41,788

Total Domestic Common Stocks
(Identified cost $1,393,399)		1,595,356
Foreign Stocks — 2.70%

Business Services — 0.97%
Reuters Group (ADR)	400	16,296

Manufacturing — 0.50%
Tyco International Ltd.	250	8,285

Telecommunications — 1.23%
Cable & Wireless (ADR)	2,900	20,561

Total Foreign Stocks
(Identified cost $45,467)		45,142

Total Investments
(Identified cost $1,438,866)		$1,640,498

Other Assets Less Liabilities — 1.83%		30,558

Net Assets — 100%		$1,671,056

(a)  Non-income producing security.

(ADR) American Depository Receipt.

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

Assets:
Investments at value	$1,640,498
Receivable for investments sold	34,753
Investment income receivable	1,240
Due from investment adviser	2,246
Cash	18,911
Other assets	70

Total assets	1,697,718

Liabilities:
Payable for fund shares redeemed	1,426
Payable for investments purchased	19,907
Investment advisory fees payable	671
Administration fees payable	2,041
Accrued expenses and other liabilities	2,617

Total liabilities	26,662

Net assets	$1,671,056

Analysis of net assets:
Paid-in capital	$1,467,867
Undistributed (accumulated) net investment income (loss)	2,802
Undistributed (accumulated) net realized gain (loss)	(1,245)
Unrealized appreciation (depreciation)	201,632

Net assets	$1,671,056

Fund shares outstanding	150,877

Net asset value per share	$11.08

Investments at cost	$1,438,866

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

Investment income:
Dividends	$8,390

Total investment income	8,390

Expenses:
Investment advisory fees	4,013
Transfer agent fees	32
Custodian and fund accounting fees	6,705
Reports to shareholders	866
Administration fees	12,483
Other expenses	24

Total expenses	24,123

Expense reimbursement	(14,796)
Expenses reduced by expense offset arrangements	(94)

Total expenses, net of reimbursement and expense offset arrangements	9,233

Net investment income (loss)	(843)

Realized and unrealized gain (loss) — net:
Net realized gain (loss) on investments	95,911
Net change in unrealized gain (loss) on investments	12,684

Net realized and unrealized gain (loss)	108,595

Net increase (decrease) in net assets resulting from operations	$107,752

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2004	Year Ended December 31, 2003
From operations:
Net investment income (loss)	$(843)	$3,645
Net realized gain (loss)	95,911	(22,072)
Net change in unrealized gain (loss)	12,684	396,627

Increase (decrease) in net assets resulting from Operations	107,752	378,200

Distributions to shareholders from:
Net investment income	—	(15,441)
Net realized gains on investments	—	—

Total distributions to shareholders	—	(15,441)

From capital share transactions:
Shares sold	19,214	48,085
Reinvestment of distributions	—	15,441
Shares redeemed	(44,566)	(252,773)

Total increase (decrease) in net assets resulting from capital share transactions	(25,352)	(189,247)

Total increase (decrease) in net assets	82,400	173,512
Net assets:
Beginning of period	1,588,656	1,415,144

End of period	$1,671,056	$1,588,656

Capital share activity:
Shares issued	1,819	5,561
Shares issued in reinvestment of distributions	—	1,651
Shares redeemed	(4,204)	(29,233)

Net increase (decrease)	(2,385)	(22,021)

Undistributed net investment income	$2,802	$3,645

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2004		Years Ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.37		$8.07	$11.09	$17.92	$22.93	$19.91

Income from investment operations:
Net investment income (loss) (a)	(0.01)		0.02	0.09	0.20	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.72		2.38	(2.08)	(2.66)	(1.33)	5.60

Total from investment operations	0.71		2.40	(1.99)	(2.46)	(1.19)	5.68

Less dividends and distributions:
Dividends from net investment income	—		(0.10)	0.21	(0.20)	(0.09)	(0.08)
Distributions from net capital gains	—		—	(1.24)	(4.17)	(3.73)	(2.58)

Total distributions	—		(0.10)	(1.03)	(4.37)	(3.82)	(2.66)

Net asset value, end of period	$11.08		$10.37	$8.07	$11.09	$17.92	$22.93

Total return	6.85	%(c)	29.87%	(16.37)%	(15.40)%	(6.55)%	30.53%
Net assets, end of period (in thousands)	$1,671		$1,589	$1,415	$1,826	$2,871	$3,568
Ratio of expenses (excluding expense offset arrangements) to average net assets	1.16	%(b)	1.23%	1.25%	1.15%	1.27%	1.50%
Ratio of expenses to average net assets	1.15	%(b)	1.15%	0.97%	1.15%	1.25%	1.46%
Ratio of expenses (excluding expense reimbursement and expense offset arrangements)	3.01	%(b)	2.28%	1.25%	1.26%	1.27%	1.50%
Ratio of net investment income (loss) to average net assets	(0.10	)%(b)	0.25%	0.97%	1.61%	0.68%	0.40%
Portfolio turnover rate	69%		97%	66%	47%	27%	27%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

1.  Organization and Business

The Diversified Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

On February 4, 2004, the Board of Directors approved a resolution to merge the Portfolio into EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, Inc. The merger was also approved by the shareholders of the Portfolio on July 8, 2004.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Valuation of Investments — Stocks traded on national securities exchanges are valued at their last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income is recognized on the ex-dividend date.

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY Life”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Under a subadvisory agreement with between MONY America and Boston Advisors, Inc. (“Boston Advisors”), Boston Advisors, a wholly-owned subsidiary of The MONY Group Inc., provides management services for the Portfolio. The advisory fee is paid to MONY America, which pays a portion of the fee to the Subadviser. For the period MONY America incurred subadvisory fees payable to Boston Advisors related to the Portfolio of $1,204.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY Life, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio, subject to an annual minimum fee of $25,000.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2005 to an annual expense ratio of 1.15%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5.  Investment Transactions

For the six months ended June 30, 2004, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales
Common Stock	$1,095,054	$1,092,397

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2004 (Unaudited)

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. At times, these differences are due to differing treatments for capital loss carryforwards utilized and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These reclassifications have no effect on net assets or net asset value per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At June 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,438,866	$232,227	$30,595	$201,632

7.  Subsequent Event

After the close of business on July 9, 2004 the Portfolio was reorganized into its respective corresponding newly created portfolio of EQ Advisors Trust, a registered investment company managed by The Equitable Life Assurance Society of the United States, a subsidiary of AXA Financial, in accordance with the Portfolio’s shareholders’ approval that was obtained on July 8, 2004.

Shareholder Proxy Voting Information (Unaudited)

On July 8, 2004, shareholders voted to approve a new Investment Advisory Agreement between the Fund, on behalf of each Portfolio, and MONY America, the terms of which are substantially identical to the existing Investment Advisory Agreement with MONY America, a new Services Agreement between MONY America and MONY Life, the terms of which are substantially similar to the existing Services Agreement between MONY America and MONY Life, a new Investment Sub-Advisory Agreement between MONY America and Boston Advisors, Inc. (“Boston Advisors”), the terms of which are substantially identical to the existing Sub-Advisory Agreement with Boston Advisors and an Agreement and Plan of Conversion and Termination providing for the conversion of each Portfolio into a corresponding, newly created series (each, an “EQ Portfolio” and, collectively, the “EQ Portfolios”) of the EQ Advisors Trust (“EQ Trust”) and, in connection therewith, the acquisition by such EQ Portfolio of all of the assets of such Portfolio, in exchange solely for the assumption of all liabilities of such Portfolio by such EQ Portfolio and shares of such EQ Portfolio, and the subsequent liquidation of such Portfolio as follows:

To approve the new Investment Advisory Agreement

Votes For	169,691.067
Votes Against	3,188.978
Votes Abstained	17,442.193
Votes Withheld	111,851.762

To approve the new Services Agreement

Votes For	169,691.067
Votes Against	3,188.978
Votes Abstained	17,442.193
Votes Withheld	111,851.762

To approve the new Investment Sub-Advisory Agreement

Votes For	169,691.067
Votes Against	3,188.978
Votes Abstained	17,442.193
Votes Withheld	111,851.762

To approve the Agreement and Plan of Conversion and Termination

Votes For	169,691.067
Votes Against	3,188.978
Votes Abstained	17,442.193
Votes Withheld	111,851.762

MONY SERIES FUND, INC.

DIRECTORS AND OFFICERS

(The directors and officers below were replaced with the EQ Advisors Trust directors and officers effective July 9, 2004.)

NAME, ADDRESS AND (YEAR OF BIRTH)	POSITIONS HELD (YEAR ELECTED)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:
Joel Davis Wilton, CT (1934)	Director (1984); Audit Committee Member (2002)	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb Convent Station, NJ (1933)	Director (1984); Audit Committee Member (2002)	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick New York, NY (1930)	Director (1994); Audit Committee Member (2002)	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith Naples, FL (1931)	Director (1984); Audit Committee Chairman (2002)	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine New York, NY (1946)	Chairman (1991); President (1992); Director (1991)	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates
Phillip G. Goff Atlanta, GA (1963)	Controller (2000)	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF; Controller, MSF	—	—
John C. Norton New York, NY (1946)	Vice President— Compliance (2002)	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY; Vice President-Compliance, MSF	—	—
David Weigel New York, NY (1946)	Treasurer (1991)	Vice President and Treasurer of MONY and various affiliates	—	—

Catherine R. McClellan Atlanta, GA (1955)	Secretary (2003)	Senior Vice President, Secretary and Chief Counsel, ECM and EFD; Secretary, MSF, EGF and EAT	—	—

Footnotes:
EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc
ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company
EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America
EGF-The Enterprise Group of Funds, Inc.	MSF-MONY Series Fund, Inc.

EQ ADVISORS TRUST TRUSTEES AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

INTERESTED TRUSTEE

Peter D. Noris* 1290 Avenue of the Americas New York, New York (48)	Chairman and Trustee	Chairman from December 2002 to present, Trustee from March 1997 to present	From May 1995 to present, Executive Vice President and Chief Investment Officer, AXA Financial from September 1999 to present; Executive Vice President and Chief Executive Officer of AXA Financial Services, LLC from November 1995 to present, and Executive Vice President of AXA Advisors LLC.	78	Director, Alliance Capital Management, L.P.; Director of AXA Alternative Advisors Inc.

INDEPENDENT TRUSTEES

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From March 2000 to present	Retired.	52	From May 1994 to present, Director, Atlantic Bank of New York.

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	52	From 1997 to present, Director, The PBHG Funds, Inc.

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (73)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange.	52	From 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman Keefe Managers, Inc.	52	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to present Advisory Director, Proudfoot PLC (N.A.) (consulting firm); from 2001 to present Advisory Director, Gridley & Company LLC; from 2002 to present Director, United States Shipping Corp.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE OR NOMINEE FOR TRUSTEE

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (59)	Trustee	From March 1997 to present	From 1998 to present, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations).	52	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director.	52	From 1997 to present, Director, LoJack Corporation.

Gary S. Schpero c/o EQ Advisors Trust 1920 Avenue of the Americas New York, New York (50)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of Investment Management and Investment Company Practice Group.	52	None

OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Steven M. Joenk*** 1290 Avenue of the Americas New York, New York (45)	President and Chief Executive Officer	From December 2002 to Present	From July 1999 to present, Senior Vice President AXA Financial; from July 1999 to December 2002, Vice President and Chief Financial Officer of the Trust; from 1996 to 1999, Managing Director of MeesPierson (an investment company).

Patricia Louie, Esq. 1290 Avenue of the Americas New York, New York (48)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and Equitable; from July 1999 to May 2003, Vice President and counsel, AXA Financial and Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York (42)	Chief Financial Officer and Treasurer	From December 2002 to Present	From February 2001 to present, Vice President, AXA Financial, from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President, AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas New York, New York (45)	Vice President	From March 2002 to Present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2000, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Mary E. Cantwell 1290 Avenue of the Americas New York, New York (42)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 1999 to present, Vice President Equitable; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer, AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas New York, New York (36)	Vice President and Controller	December 2002 to Present	From February 2003 to present, Vice President of Equitable; From January 2001 to February 2003, Assistant Vice President of Equitable; from December 1999 to January 2001, Senior Fund Administrator of Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak 1290 Avenue of the Americas New York, New York (35)	Assistant Secretary	From September 2002 to Present	From May 2003 to present, Vice President and Counsel of AXA Financial and Equitable; from May 2002 to May 2003, Counsel, AXA Financial and Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.; from August 1994 to August 2000, Vice President and Assistant General Counsel, Mitchell Hutchins Asset Management.

*	Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and the Chairman, effective as of August 31, 2004.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
***	Mr. Joenk is expected to be appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

The EQ Advisors Trust Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-888-292-4492.

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Principal Underwriter and Distributor

MONY Securities Corporation

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

Table of Contents

Item 2. Code of Ethics.

Not applicable when filing a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable when filing a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable when filing a Semi-Annual Report.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant’s president (as of June 30, 2004) and controller (as of June 30, 2004) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s president (as of June 30, 2004) and controller (as of June 30, 2004) are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a)	(1)	Separate certifications by the registrant’s president (as of June 30, 2004) and controller (as of June 30, 2004), pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)		A certification by the registrant’s president (as of June 30, 2004) and controller (as of June 30, 2004), pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONY SERIES FUND, INC.

By:	/s/ Kenneth M. Levine
Name: Kenneth M. Levine Title: President (as of June 30, 2004) Date: August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth M. Levine
Name: Kenneth M. Levine Title: President (as of June 30, 2004) Date: August 17, 2004

MONY SERIES FUND, INC.

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff Title: Controller (as of June 30, 2004) Date: August 17, 2004